UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22652
First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.

Item 1. Reports to Shareholders.

(a)	Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust/Dow Jones Dividend
& Income Allocation Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$59	1.18%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$828,987,972
Total number of portfolio holdings	480
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	51.1%
Corporate Bonds and Notes	43.0%
Foreign Corporate Bonds and Notes	3.3%
U.S. Government Bonds and Notes	1.5%
Money Market Funds	0.5%
Net Other Assets and Liabilities	0.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDJDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)
First Trust Multi Income
Allocation Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$42(1)	0.83%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$22,390,384
Total number of portfolio holdings	176
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	11.6%
First Trust Tactical High Yield ETF	7.9%
First Trust Institutional Preferred Securities and Income ETF	7.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
First Trust Intermediate Government Opportunities ETF	5.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16%, 0.00%	2.9%
iShares 7-10 Year Treasury Bond ETF	2.5%
First Trust Preferred Securities and Income ETF	2.4%
First Trust Limited Duration Investment Grade Corporate ETF	2.0%
First Trust Structured Credit Income Opportunities ETF	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTMII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi Income Allocation Portfolio (Class I)

First Trust Dorsey Wright
Tactical Core Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$39(1)	0.77%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$52,900,070
Total number of portfolio holdings	21
Portfolio turnover rate	58%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.7%
First Trust Dow Jones Internet Index Fund	10.4%
First Trust Large Cap Core AlphaDEX® Fund	10.0%
First Trust Mid Cap Growth AlphaDEX® Fund	9.4%
First Trust Utilities AlphaDEX® Fund	8.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.3%
First Trust Financials AlphaDEX® Fund	8.3%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	8.0%
iShares Core U.S. Aggregate Bond ETF	5.8%
SPDR Bloomberg High Yield Bond ETF	3.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDWTCI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Other Information
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the "Index") which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust Dorsey Wright Tactical Core Portfolio (Class I)

First Trust Capital
Strength® Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$56	1.10%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$172,855,641
Total number of portfolio holdings	51
Portfolio turnover rate	55%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	2.5%
TE Connectivity PLC	2.4%
Cisco Systems, Inc.	2.3%
BlackRock, Inc.	2.2%
Honeywell International, Inc.	2.2%
Moody's Corp.	2.2%
Stryker Corp.	2.1%
Dover Corp.	2.1%
PPG Industries, Inc.	2.1%
Ecolab, Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTACSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® Portfolio (Class I)

First Trust International
Developed Capital Strength® Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$64	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$34,051,839
Total number of portfolio holdings	52
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16%, 0.00%	3.5%
Publicis Groupe S.A.	2.1%
GEA Group AG	2.1%
Obic Co., Ltd.	2.1%
Chocoladefabriken Lindt & Spruengli AG	2.1%
Sika AG	2.1%
Royal Bank of Canada	2.1%
QBE Insurance Group Ltd.	2.1%
Bureau Veritas S.A.	2.1%
Kone Oyj, Class B	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTAIDCSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International Developed Capital Strength® Portfolio (Class I)

First Trust Growth
StrengthTM Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$62	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$28,477,867
Total number of portfolio holdings	51
Portfolio turnover rate	60%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	2.9%
Broadcom, Inc.	2.6%
NVIDIA Corp.	2.6%
Amphenol Corp., Class A	2.5%
Meta Platforms, Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
Trade Desk (The), Inc., Class A	2.3%
Pinterest, Inc., Class A	2.3%
EMCOR Group, Inc.	2.3%
KLA Corp.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTGSTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth StrengthTM Portfolio (Class I)

First Trust Capital Strength®
Hedged Equity Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This semi-annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$62	1.25%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$13,448,857
Total number of portfolio holdings	57
Portfolio turnover rate	50%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	109.3%
Money Market Funds	0.4%
Put Options Purchased	0.0%
Call Options Written	(12.0)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTCSHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® Hedged Equity Portfolio (Class I)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Variable Insurance Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
For the Six Months Ended
June 30, 2025

Table of Contents
First Trust Variable Insurance Trust
Semi-Annual Financial Statements and Other Information Report
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series (individually called a “Fund” and collectively the “Funds”) of the First Trust Variable Insurance Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by each Fund will decline and that the value of a Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 51.1%
	Aerospace & Defense – 1.2%
10,476	General Dynamics Corp.	$3,055,430
5,577	Northrop Grumman Corp.	2,788,389
15,647	Woodward, Inc.	3,834,923
		9,678,742
	Air Freight & Logistics – 0.3%
23,746	Expeditors International of Washington, Inc.	2,712,981
	Automobile Components – 0.3%
122,555	Gentex Corp.	2,694,984
	Banks – 4.4%
25,540	1st Source Corp.	1,585,268
21,400	BancFirst Corp.	2,645,468
65,720	Bank OZK	3,092,783
9,667	City Holding Co.	1,183,434
45,886	Commerce Bancshares, Inc.	2,852,733
22,808	Cullen/Frost Bankers, Inc.	2,931,740
53,136	Enterprise Financial Services Corp.	2,927,794
148,958	First BanCorp	3,102,795
54,446	Hancock Whitney Corp.	3,125,201
45,282	International Bancshares Corp.	3,013,970
14,565	Lakeland Financial Corp.	895,019
27,284	National Bank Holdings Corp., Class A	1,026,151
71,352	OFG Bancorp	3,053,866
30,915	Popular, Inc.	3,407,142
16,637	Preferred Bank	1,439,849
		36,283,213
	Beverages – 0.6%
84,136	Brown-Forman Corp., Class B	2,264,100
19,044	PepsiCo, Inc.	2,514,570
		4,778,670
	Building Products – 0.8%
9,797	CSW Industrials, Inc.	2,810,074
8,476	Trane Technologies PLC	3,707,487
		6,517,561
	Capital Markets – 3.8%
5,898	Ameriprise Financial, Inc.	3,147,940
12,619	Cboe Global Markets, Inc.	2,942,877
10,764	CME Group, Inc.	2,966,774
6,280	FactSet Research Systems, Inc.	2,808,918
70,041	Federated Hermes, Inc.	3,104,217
17,682	Houlihan Lokey, Inc.	3,181,876
68,980	Interactive Brokers Group, Inc., Class A	3,822,182
20,556	Raymond James Financial, Inc.	3,152,674
36,784	SEI Investments Co.	3,305,410
30,295	Stifel Financial Corp.	3,144,015
		31,576,883
	Chemicals – 1.5%
36,541	CF Industries Holdings, Inc.	3,361,772
30,138	Innospec, Inc.	2,534,304
6,133	Linde PLC	2,877,481
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
5,042	NewMarket Corp.	$3,483,316
		12,256,873
	Commercial Services & Supplies – 0.7%
40,425	Brady Corp., Class A	2,747,687
13,891	Cintas Corp.	3,095,887
		5,843,574
	Construction & Engineering – 0.9%
30,793	AECOM	3,475,298
7,726	EMCOR Group, Inc.	4,132,560
		7,607,858
	Consumer Staples Distribution & Retail – 1.2%
6,577	Casey’s General Stores, Inc.	3,356,046
42,185	Kroger (The) Co.	3,025,930
32,506	PriceSmart, Inc.	3,414,430
		9,796,406
	Containers & Packaging – 0.7%
19,245	AptarGroup, Inc.	3,010,496
16,043	Avery Dennison Corp.	2,815,065
		5,825,561
	Diversified Consumer Services – 0.3%
2,973	Graham Holdings Co., Class B	2,812,963
	Electric Utilities – 0.3%
35,530	Otter Tail Corp.	2,739,008
	Electrical Equipment – 0.4%
16,589	AMETEK, Inc.	3,001,945
	Electronic Equipment, Instruments & Components – 1.4%
43,536	Amphenol Corp., Class A	4,299,180
15,010	Badger Meter, Inc.	3,676,700
20,205	TE Connectivity PLC	3,407,977
		11,383,857
	Financial Services – 2.8%
49,472	Essent Group Ltd.	3,004,435
15,638	Jack Henry & Associates, Inc.	2,817,499
5,210	Mastercard, Inc., Class A	2,927,707
115,238	MGIC Investment Corp.	3,208,226
86,350	Radian Group, Inc.	3,110,327
8,149	Visa, Inc., Class A	2,893,302
42,141	Voya Financial, Inc.	2,992,011
269,903	Western Union (The) Co.	2,272,583
		23,226,090
	Food Products – 2.3%
37,365	Bunge Global S.A.	2,999,662
150,215	Flowers Foods, Inc.	2,400,436
87,148	Fresh Del Monte Produce, Inc.	2,825,338
47,759	General Mills, Inc.	2,474,394
16,696	Hershey (The) Co.	2,770,701
21,121	Ingredion, Inc.	2,864,430
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
42,087	Mondelez International, Inc., Class A	$2,838,347
		19,173,308
	Ground Transportation – 1.0%
97,030	CSX Corp.	3,166,089
19,012	Landstar System, Inc.	2,643,048
17,260	Old Dominion Freight Line, Inc.	2,801,298
		8,610,435
	Health Care Equipment & Supplies – 0.4%
21,528	Abbott Laboratories	2,928,023
	Health Care Providers & Services – 1.2%
4,640	Chemed Corp.	2,259,355
6,563	Elevance Health, Inc.	2,552,745
22,066	Ensign Group (The), Inc.	3,403,901
5,451	UnitedHealth Group, Inc.	1,700,548
		9,916,549
	Hotels, Restaurants & Leisure – 1.0%
13,745	Darden Restaurants, Inc.	2,995,998
17,137	Texas Roadhouse, Inc.	3,211,645
195,185	Wendy’s (The) Co.	2,229,013
		8,436,656
	Household Durables – 1.0%
13,151	Garmin Ltd.	2,744,877
24,878	Lennar Corp., Class A	2,751,755
27,780	PulteGroup, Inc.	2,929,679
		8,426,311
	Household Products – 0.3%
16,757	Procter & Gamble (The) Co.	2,669,725
	Insurance – 6.4%
25,684	Aflac, Inc.	2,708,635
21,743	American Financial Group, Inc.	2,744,184
13,615	Assurant, Inc.	2,688,826
22,956	Brown & Brown, Inc.	2,545,132
9,454	Chubb Ltd.	2,739,013
19,330	Cincinnati Financial Corp.	2,878,624
24,838	Employers Holdings, Inc.	1,171,857
7,859	Everest Group Ltd.	2,670,881
21,678	Globe Life, Inc.	2,694,359
23,079	Hartford Insurance Group (The), Inc.	2,928,033
11,704	Marsh & McLennan Cos., Inc.	2,558,963
72,810	Old Republic International Corp.	2,798,816
10,036	Primerica, Inc.	2,746,552
33,847	Principal Financial Group, Inc.	2,688,467
10,091	Progressive (The) Corp.	2,692,884
35,547	RLI Corp.	2,567,204
31,193	Selective Insurance Group, Inc.	2,702,873
10,797	Travelers (The) Cos., Inc.	2,888,629
35,056	Unum Group	2,831,122
40,129	W.R. Berkley Corp.	2,948,278
		53,193,332
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 0.7%
9,151	Accenture PLC, Class A	$2,735,142
37,328	Cognizant Technology Solutions Corp., Class A	2,912,704
		5,647,846
	Life Sciences Tools & Services – 0.3%
5,740	Thermo Fisher Scientific, Inc.	2,327,340
	Machinery – 4.4%
9,111	Cummins, Inc.	2,983,852
6,085	Deere & Co.	3,094,162
42,583	Donaldson Co., Inc.	2,953,131
30,417	Franklin Electric Co., Inc.	2,729,622
34,195	Graco, Inc.	2,939,744
22,109	ITT, Inc.	3,467,354
37,505	Mueller Industries, Inc.	2,980,522
14,155	Nordson Corp.	3,034,407
29,327	PACCAR, Inc.	2,787,825
8,473	Snap-on, Inc.	2,636,628
14,004	Watts Water Technologies, Inc., Class A	3,443,444
15,745	Westinghouse Air Brake Technologies Corp.	3,296,216
		36,346,907
	Media – 0.7%
57,572	New York Times (The) Co., Class A	3,222,881
156,727	TEGNA, Inc.	2,626,744
		5,849,625
	Metals & Mining – 0.4%
9,889	Reliance, Inc.	3,104,157
	Mortgage Real Estate Investment Trusts – 0.3%
219,321	Dynex Capital, Inc.	2,680,103
	Oil, Gas & Consumable Fuels – 1.9%
12,341	Cheniere Energy, Inc.	3,005,280
17,069	Chevron Corp.	2,444,110
25,334	Chord Energy Corp.	2,453,598
27,192	ConocoPhillips	2,440,210
24,011	Exxon Mobil Corp.	2,588,386
113,047	Magnolia Oil & Gas Corp., Class A	2,541,297
		15,472,881
	Pharmaceuticals – 0.9%
17,218	Johnson & Johnson	2,630,049
31,813	Merck & Co., Inc.	2,518,317
17,344	Zoetis, Inc.	2,704,797
		7,853,163
	Professional Services – 2.1%
1,488	Amentum Holdings, Inc. (a)	35,132
9,347	Automatic Data Processing, Inc.	2,882,615
7,318	CRA International, Inc.	1,371,173
56,679	Genpact Ltd.	2,494,443
23,622	Jacobs Solutions, Inc.	3,105,112
42,098	Korn Ferry	3,087,046
18,508	Paychex, Inc.	2,692,174
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
52,350	Robert Half, Inc.	$2,148,967
		17,816,662
	Software – 0.8%
35,557	Dolby Laboratories, Inc., Class A	2,640,463
7,607	Microsoft Corp.	3,783,798
		6,424,261
	Specialized REITs – 0.3%
102,425	Rayonier, Inc.	2,271,787
	Specialty Retail – 1.7%
6,079	Murphy USA, Inc.	2,472,937
19,833	Penske Automotive Group, Inc.	3,407,508
22,346	Ross Stores, Inc.	2,850,903
23,443	TJX (The) Cos., Inc.	2,894,976
51,826	Tractor Supply Co.	2,734,858
		14,361,182
	Trading Companies & Distributors – 1.4%
12,672	Applied Industrial Technologies, Inc.	2,945,607
73,643	Fastenal Co.	3,093,006
36,765	MSC Industrial Direct Co., Inc., Class A	3,125,760
5,618	Watsco, Inc.	2,481,021
		11,645,394
	Total Common Stocks	423,892,816
	(Cost $373,593,027)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 43.0%
	Aerospace & Defense – 1.9%
$2,200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,337,617
500,000	Northrop Grumman Corp.	3.25%	01/15/28	488,674
500,000	Northrop Grumman Corp.	4.60%	02/01/29	506,810
500,000	Northrop Grumman Corp.	5.05%	11/15/40	482,610
750,000	Northrop Grumman Corp.	4.03%	10/15/47	598,614
250,000	Northrop Grumman Corp.	5.25%	05/01/50	234,836
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	899,686
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,331,817
600,000	RTX Corp.	5.75%	01/15/29	628,682
1,000,000	RTX Corp.	6.00%	03/15/31	1,074,884
1,000,000	RTX Corp.	6.10%	03/15/34	1,081,585
1,500,000	RTX Corp.	3.13%	07/01/50	995,446
1,000,000	RTX Corp.	2.82%	09/01/51	618,426
2,500,000	RTX Corp.	5.38%	02/27/53	2,395,100
1,000,000	RTX Corp.	6.40%	03/15/54	1,097,068
				15,771,855
	Banks – 6.4%
450,000	Bank of America Corp. (b)	2.55%	02/04/28	437,493
475,000	Bank of America Corp. (b)	4.38%	04/27/28	475,077
1,000,000	Bank of America Corp. (b)	4.95%	07/22/28	1,011,724
1,105,000	Bank of America Corp. (b)	5.20%	04/25/29	1,129,446
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (b)	4.27%	07/23/29	$498,424
500,000	Bank of America Corp. (b)	3.97%	02/07/30	492,240
500,000	Bank of America Corp. (b)	3.19%	07/23/30	476,034
500,000	Bank of America Corp. (b)	2.88%	10/22/30	468,100
500,000	Bank of America Corp. (b)	1.90%	07/23/31	439,454
1,000,000	Bank of America Corp. (b)	1.92%	10/24/31	872,328
500,000	Bank of America Corp. (b)	2.57%	10/20/32	440,811
500,000	Bank of America Corp. (b)	4.57%	04/27/33	492,178
3,500,000	Bank of America Corp. (b)	5.29%	04/25/34	3,571,402
2,500,000	Bank of America Corp. (b)	5.47%	01/23/35	2,569,316
500,000	Bank of America Corp. (b)	4.08%	04/23/40	435,170
1,000,000	Bank of America Corp. (b)	2.68%	06/19/41	713,852
1,000,000	Citibank NA	4.91%	05/29/30	1,019,443
1,250,000	Citigroup, Inc. (b)	4.95%	05/07/31	1,264,589
1,000,000	JPMorgan Chase & Co. (b)	1.47%	09/22/27	965,023
1,000,000	JPMorgan Chase & Co. (b)	5.04%	01/23/28	1,009,804
550,000	JPMorgan Chase & Co. (b)	2.95%	02/24/28	537,611
1,000,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	1,020,915
975,000	JPMorgan Chase & Co. (b)	4.32%	04/26/28	974,442
500,000	JPMorgan Chase & Co. (b)	4.85%	07/25/28	505,309
500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	489,845
1,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	938,111
1,000,000	JPMorgan Chase & Co. (b)	5.30%	07/24/29	1,026,911
1,475,000	JPMorgan Chase & Co. (b)	5.01%	01/23/30	1,502,492
500,000	JPMorgan Chase & Co. (b)	3.70%	05/06/30	486,732
1,000,000	JPMorgan Chase & Co. (b)	2.58%	04/22/32	893,352
1,000,000	JPMorgan Chase & Co. (b)	2.96%	01/25/33	899,093
1,000,000	JPMorgan Chase & Co. (b)	4.91%	07/25/33	1,006,087
1,000,000	JPMorgan Chase & Co. (b)	5.35%	06/01/34	1,029,152
1,000,000	JPMorgan Chase & Co. (b)	5.34%	01/23/35	1,024,025
1,000,000	JPMorgan Chase & Co. (b)	2.53%	11/19/41	701,536
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,532,429
2,054,000	PNC Financial Services Group (The), Inc. (b)	5.30%	01/21/28	2,085,565
1,500,000	PNC Financial Services Group (The), Inc. (b)	5.58%	06/12/29	1,553,733
1,000,000	PNC Financial Services Group (The), Inc. (b)	5.07%	01/24/34	1,005,374
2,000,000	Truist Financial Corp. (b)	7.16%	10/30/29	2,163,760
2,000,000	US Bancorp (b)	6.79%	10/26/27	2,059,352
1,500,000	US Bancorp (b)	5.38%	01/23/30	1,544,698
1,000,000	Wells Fargo & Co. (b)	5.71%	04/22/28	1,022,054
1,000,000	Wells Fargo & Co. (b)	5.20%	01/23/30	1,024,509
1,000,000	Wells Fargo & Co. (b)	5.24%	01/24/31	1,026,115
1,000,000	Wells Fargo & Co. (b)	5.50%	01/23/35	1,025,918
3,000,000	Wells Fargo & Co. (b)	5.21%	12/03/35	3,012,729
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,014,723
				52,888,480
	Beverages – 0.8%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	854,164
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,009,110
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,553,196
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,052,183
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	$1,095,460
				6,564,113
	Biotechnology – 1.6%
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,314,523
2,000,000	AbbVie, Inc.	4.88%	03/15/30	2,048,594
275,000	AbbVie, Inc.	4.40%	11/06/42	241,937
300,000	AbbVie, Inc.	4.70%	05/14/45	269,128
250,000	AbbVie, Inc.	4.88%	11/14/48	226,532
1,000,000	AbbVie, Inc.	4.25%	11/21/49	824,389
500,000	Amgen, Inc.	2.45%	02/21/30	458,035
500,000	Amgen, Inc.	5.25%	03/02/30	515,336
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,024,373
750,000	Amgen, Inc.	3.15%	02/21/40	578,077
1,000,000	Amgen, Inc.	2.80%	08/15/41	724,707
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,977,891
				13,203,522
	Capital Markets – 4.9%
1,000,000	Citadel Securities Global Holdings, LLC (c)	5.50%	06/18/30	1,012,205
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	965,736
1,500,000	Goldman Sachs Group (The), Inc. (b)	1.95%	10/21/27	1,452,778
950,000	Goldman Sachs Group (The), Inc. (b)	2.64%	02/24/28	922,952
5,000,000	Goldman Sachs Group (The), Inc. (b)	4.48%	08/23/28	5,007,590
500,000	Goldman Sachs Group (The), Inc. (b)	3.81%	04/23/29	492,122
500,000	Goldman Sachs Group (The), Inc. (b)	4.22%	05/01/29	497,230
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	462,198
1,000,000	Goldman Sachs Group (The), Inc. (b)	5.73%	04/25/30	1,041,168
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.99%	01/27/32	866,421
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.62%	04/22/32	889,122
1,500,000	Goldman Sachs Group (The), Inc. (b)	2.65%	10/21/32	1,325,859
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/21/42	716,552
500,000	Goldman Sachs Group (The), Inc. (b)	3.44%	02/24/43	381,482
1,000,000	Morgan Stanley (b)	2.48%	01/21/28	970,963
3,000,000	Morgan Stanley (b)	5.65%	04/13/28	3,067,786
1,050,000	Morgan Stanley (b)	4.21%	04/20/28	1,048,226
500,000	Morgan Stanley (b)	3.77%	01/24/29	492,934
1,000,000	Morgan Stanley (b)	5.12%	02/01/29	1,017,684
2,000,000	Morgan Stanley (b)	5.16%	04/20/29	2,039,554
2,500,000	Morgan Stanley (b)	5.45%	07/20/29	2,571,541
500,000	Morgan Stanley (b)	4.43%	01/23/30	499,384
1,000,000	Morgan Stanley (b)	2.51%	10/20/32	875,962
2,000,000	Morgan Stanley (b)	5.25%	04/21/34	2,035,247
1,000,000	Morgan Stanley (b)	5.42%	07/21/34	1,024,775
500,000	Morgan Stanley (b)	4.46%	04/22/39	463,873
1,500,000	MSCI, Inc. (c)	4.00%	11/15/29	1,452,622
2,500,000	MSCI, Inc. (c)	3.88%	02/15/31	2,359,115
2,250,000	Nasdaq, Inc.	5.55%	02/15/34	2,345,177
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,399,405
				40,697,663
	Communications Equipment – 0.2%
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	970,597
1,000,000	Cisco Systems, Inc.	5.50%	02/24/55	998,928
				1,969,525
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction Materials – 0.5%
$2,000,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	$1,957,532
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,154,119
1,000,000	JH North America Holdings, Inc. (c)	5.88%	01/31/31	1,009,357
				4,121,008
	Consumer Finance – 0.5%
2,500,000	American Express Co. (b)	5.10%	02/16/28	2,529,283
1,000,000	American Express Co. (b)	5.53%	04/25/30	1,039,762
737,000	American Express Co. (b)	5.09%	01/30/31	754,488
				4,323,533
	Containers & Packaging – 0.1%
500,000	Amcor Flexibles North America, Inc. (c)	5.10%	03/17/30	508,748
	Diversified Telecommunication Services – 1.4%
500,000	AT&T, Inc.	2.30%	06/01/27	482,317
500,000	AT&T, Inc.	1.65%	02/01/28	469,162
462,000	AT&T, Inc.	4.30%	02/15/30	460,647
500,000	AT&T, Inc.	2.75%	06/01/31	453,498
500,000	AT&T, Inc.	2.25%	02/01/32	430,493
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,165,475
1,186,000	AT&T, Inc.	3.50%	09/15/53	803,381
504,000	AT&T, Inc.	3.55%	09/15/55	340,344
1,044,000	AT&T, Inc.	3.65%	09/15/59	700,988
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,104,395
500,000	Verizon Communications, Inc.	1.75%	01/20/31	430,971
500,000	Verizon Communications, Inc.	2.55%	03/21/31	448,600
1,904,000	Verizon Communications, Inc.	4.78%	02/15/35	1,855,757
500,000	Verizon Communications, Inc.	2.65%	11/20/40	352,968
500,000	Verizon Communications, Inc.	3.40%	03/22/41	385,887
500,000	Verizon Communications, Inc.	2.88%	11/20/50	311,728
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	715,564
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	744,707
				11,656,882
	Electric Utilities – 5.4%
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,013,388
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	721,984
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	482,365
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,227,406
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,067,222
500,000	Alabama Power Co.	5.10%	04/02/35	504,164
500,000	Alabama Power Co.	3.45%	10/01/49	355,684
1,000,000	Alabama Power Co.	3.13%	07/15/51	669,702
2,542,000	American Transmission Systems, Inc. (c)	2.65%	01/15/32	2,238,243
1,000,000	Appalachian Power Co., Series AA	2.70%	04/01/31	898,866
500,000	Commonwealth Edison Co.	4.90%	02/01/33	503,976
500,000	Commonwealth Edison Co.	4.00%	03/01/49	390,359
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	948,605
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	2,036,008
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	999,147
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,921,722
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	962,904
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,066,470
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	532,859
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	$1,014,885
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	768,361
1,500,000	FirstEnergy Transmission, LLC	4.55%	01/15/30	1,501,471
1,000,000	Florida Power & Light Co.	5.30%	06/15/34	1,031,226
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,090,595
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,744,253
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,521,132
2,000,000	Georgia Power Co.	4.55%	03/15/30	2,020,010
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	327,481
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	982,965
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	373,411
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,207,694
3,000,000	Ohio Edison Co. (c)	5.50%	01/15/33	3,073,977
500,000	PECO Energy Co.	3.90%	03/01/48	391,482
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,318,729
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,538,920
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	490,992
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,715,720
1,000,000	Trans-Allegheny Interstate Line Co. (c)	5.00%	01/15/31	1,017,894
				44,672,272
	Financial Services – 0.6%
1,500,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,103,051
1,000,000	Fiserv, Inc.	3.20%	07/01/26	988,828
333,000	Fiserv, Inc.	5.38%	08/21/28	342,510
500,000	Fiserv, Inc.	3.50%	07/01/29	481,800
250,000	Fiserv, Inc.	2.65%	06/01/30	229,209
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,040,236
500,000	Fiserv, Inc.	4.40%	07/01/49	409,782
				4,595,416
	Food Products – 0.7%
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,915,732
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,106,999
2,000,000	The Campbell’s Company	5.40%	03/21/34	2,032,472
				6,055,203
	Ground Transportation – 0.4%
1,500,000	CSX Corp.	4.50%	11/15/52	1,266,249
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,273,167
				3,539,416
	Health Care Equipment & Supplies – 0.5%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,226,161
1,000,000	Solventum Corp.	5.40%	03/01/29	1,030,027
1,200,000	Solventum Corp.	5.90%	04/30/54	1,200,539
				4,456,727
	Health Care Providers & Services – 3.1%
1,143,000	Centene Corp.	4.25%	12/15/27	1,126,395
2,000,000	Centene Corp.	2.45%	07/15/28	1,858,600
1,000,000	Centene Corp.	2.50%	03/01/31	861,652
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,201,712
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,176,273
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,137,242
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$1,150,000	Cigna (The) Group	5.25%	02/15/34	$1,168,764
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,310,675
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,104,099
500,000	Elevance Health, Inc.	4.55%	05/15/52	409,251
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,019,980
500,000	Elevance Health, Inc.	5.70%	02/15/55	484,883
1,000,000	HCA, Inc.	5.25%	03/01/30	1,025,578
1,000,000	HCA, Inc.	2.38%	07/15/31	870,717
2,500,000	HCA, Inc.	5.50%	06/01/33	2,560,603
2,500,000	HCA, Inc.	3.50%	07/15/51	1,657,600
2,500,000	HCA, Inc.	5.90%	06/01/53	2,415,691
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,625,813
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,015,588
				26,031,116
	Hotels, Restaurants & Leisure – 0.3%
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,403,922
313,000	Sodexo, Inc. (c)	5.15%	08/15/30	318,110
				2,722,032
	Independent Power & Renewable Electricity Producers – 0.3%
2,000,000	Vistra Operations Co., LLC (c)	5.70%	12/30/34	2,038,218
	Insurance – 2.4%
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,530,613
182,000	Aon North America, Inc.	5.15%	03/01/29	186,448
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,269,235
2,000,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	2,198,185
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,001,051
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	975,258
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,108,967
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	959,848
750,000	Brown & Brown, Inc.	4.90%	06/23/30	757,393
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,826,248
400,000	Brown & Brown, Inc.	5.55%	06/23/35	408,047
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,165,970
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,075,235
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,076,375
660,000	Ryan Specialty LLC (c)	5.88%	08/01/32	665,614
				20,204,487
	Life Sciences Tools & Services – 0.3%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,052,130
	Media – 0.6%
2,000,000	Comcast Corp.	5.35%	11/15/27	2,053,171
1,000,000	Comcast Corp.	4.55%	01/15/29	1,011,310
500,000	Comcast Corp.	3.25%	11/01/39	391,962
1,000,000	Comcast Corp.	3.75%	04/01/40	830,679
500,000	Comcast Corp.	4.00%	08/15/47	387,871
				4,674,993
	Multi-Utilities – 0.3%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,112,192
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels – 1.3%
$500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	$496,266
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,015,174
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	439,524
1,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	1,341,777
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	738,902
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	631,171
2,500,000	Energy Transfer, L.P.	5.20%	04/01/30	2,556,734
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	503,164
2,750,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	2,736,091
				10,458,803
	Pharmaceuticals – 0.7%
2,600,000	AstraZeneca Finance, LLC	4.80%	02/26/27	2,629,659
500,000	AstraZeneca Finance, LLC	1.75%	05/28/28	469,135
1,850,000	AstraZeneca Finance, LLC	4.85%	02/26/29	1,892,359
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	895,435
				5,886,588
	Professional Services – 0.4%
2,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	2,554,676
1,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	1,006,080
				3,560,756
	Semiconductors & Semiconductor Equipment – 0.6%
500,000	Broadcom, Inc. (c)	1.95%	02/15/28	471,840
500,000	Broadcom, Inc.	4.75%	04/15/29	506,159
500,000	Broadcom, Inc. (c)	2.45%	02/15/31	447,250
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,212,913
250,000	Broadcom, Inc. (c)	2.60%	02/15/33	213,920
383,000	Broadcom, Inc. (c)	3.42%	04/15/33	347,473
500,000	Broadcom, Inc. (c)	3.47%	04/15/34	446,833
642,000	Broadcom, Inc. (c)	4.93%	05/15/37	623,410
500,000	Broadcom, Inc. (c)	3.50%	02/15/41	396,515
500,000	Broadcom, Inc. (c)	3.75%	02/15/51	374,342
				5,040,655
	Software – 3.9%
1,000,000	AppLovin Corp.	5.13%	12/01/29	1,013,307
2,250,000	Atlassian Corp.	5.25%	05/15/29	2,310,996
2,250,000	Atlassian Corp.	5.50%	05/15/34	2,311,595
167,000	Autodesk, Inc.	5.30%	06/15/35	169,932
2,997,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	2,837,384
1,000,000	Oracle Corp.	4.50%	05/06/28	1,006,363
2,250,000	Oracle Corp.	6.15%	11/09/29	2,401,563
1,500,000	Oracle Corp.	4.65%	05/06/30	1,514,309
2,500,000	Oracle Corp.	6.25%	11/09/32	2,706,283
500,000	Oracle Corp.	4.90%	02/06/33	501,511
500,000	Oracle Corp.	6.50%	04/15/38	544,342
1,900,000	Oracle Corp.	5.38%	07/15/40	1,857,131
500,000	Oracle Corp.	3.65%	03/25/41	394,460
500,000	Oracle Corp.	3.60%	04/01/50	349,996
500,000	Oracle Corp.	3.95%	03/25/51	369,372
2,000,000	Oracle Corp.	6.90%	11/09/52	2,226,470
1,000,000	Oracle Corp.	5.55%	02/06/53	941,218
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	986,639
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$3,750,000	Salesforce, Inc.	3.70%	04/11/28	$3,724,947
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,281,227
600,000	Synopsys, Inc.	4.85%	04/01/30	608,519
1,500,000	Synopsys, Inc.	5.15%	04/01/35	1,512,523
1,000,000	Synopsys, Inc.	5.70%	04/01/55	994,965
				32,565,052
	Specialized REITs – 0.1%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	1,001,942
	Technology Hardware, Storage & Peripherals – 0.1%
500,000	Dell International, LLC/EMC Corp.	5.00%	04/01/30	508,168
	Trading Companies & Distributors – 0.3%
1,000,000	Ashtead Capital, Inc. (c)	5.95%	10/15/33	1,036,381
1,000,000	Ashtead Capital, Inc. (c)	5.80%	04/15/34	1,023,983
				2,060,364
	Water Utilities – 0.8%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,568,581
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,421,768
				6,990,349
	Wireless Telecommunication Services – 1.6%
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	495,008
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	2,000,889
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	709,036
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,535,377
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	671,768
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	433,702
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,528,610
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	1,013,192
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,098,355
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	664,295
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,452,309
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	980,468
				13,583,009
	Total Corporate Bonds and Notes			356,515,217
	(Cost $367,081,491)
FOREIGN CORPORATE BONDS AND NOTES – 3.3%
	Banks – 1.0%
1,500,000	Barclays PLC (b)	6.50%	09/13/27	1,533,617
1,000,000	Barclays PLC (b)	5.37%	02/25/31	1,021,741
1,250,000	Lloyds Banking Group PLC (b)	5.09%	11/26/28	1,266,779
1,000,000	Lloyds Banking Group PLC (b)	5.72%	06/05/30	1,038,852
2,000,000	Royal Bank of Canada (b)	5.15%	02/04/31	2,041,907
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,265,952
				8,168,848
	Biotechnology – 0.1%
500,000	CSL Finance PLC (c)	4.75%	04/27/52	429,277
	Capital Markets – 0.5%
1,250,000	UBS Group AG (b) (c)	1.49%	08/10/27	1,209,235
1,000,000	UBS Group AG (b) (c)	5.62%	09/13/30	1,038,606
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$2,000,000	UBS Group AG (b) (c)	5.70%	02/08/35	$2,078,186
				4,326,027
	Construction Materials – 0.1%
1,125,000	CRH SMW Finance DAC	5.20%	05/21/29	1,153,965
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	2,535,200
	Insurance – 0.2%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,060,041
	Life Sciences Tools & Services – 0.6%
2,000,000	Icon Investments Six DAC	5.81%	05/08/27	2,042,570
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,297,312
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,278,170
				4,618,052
	Oil, Gas & Consumable Fuels – 0.2%
1,377,000	Enbridge, Inc.	5.90%	11/15/26	1,401,878
500,000	Enbridge, Inc.	4.60%	06/20/28	503,877
				1,905,755
	Pharmaceuticals – 0.1%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	673,820
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88%	01/15/27	496,742
	Software – 0.1%
1,125,000	Constellation Software, Inc. (c)	5.46%	02/16/34	1,148,157
	Total Foreign Corporate Bonds and Notes			27,515,884
	(Cost $27,453,625)
U.S. GOVERNMENT BONDS AND NOTES – 1.5%
1,680,000	United States Treasury Bond	4.75%	02/15/45	1,671,600
2,000,000	United States Treasury Bond	4.50%	11/15/54	1,906,562
1,000,000	United States Treasury Bond	4.63%	02/15/55	973,750
1,400,000	United States Treasury Note	3.75%	04/30/27	1,400,000
1,750,000	United States Treasury Note	3.88%	05/31/27	1,754,238
3,000,000	United States Treasury Note	3.88%	04/30/30	3,012,422
1,150,000	United States Treasury Note	4.13%	05/31/32	1,159,973
	Total U.S. Government Bonds and Notes			11,878,545
	(Cost $11,785,131)

Shares	Description	Value
MONEY MARKET FUNDS – 0.5%
4,516,908	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (d)	4,516,908
	(Cost $4,516,908)

Total Investments – 99.4%	824,319,370
(Cost $784,430,182)

Net Other Assets and Liabilities – 0.6%	4,668,602
Net Assets – 100.0%	$828,987,972

See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At June 30, 2025, securities noted as such amounted to $28,937,043 or 3.5% of net assets.

(d)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$423,892,816	$423,892,816	$—	$—
Corporate Bonds and Notes*	356,515,217	—	356,515,217	—
Foreign Corporate Bonds and Notes*	27,515,884	—	27,515,884	—
U.S. Government Bonds and Notes	11,878,545	—	11,878,545	—
Money Market Funds	4,516,908	4,516,908	—	—
Total Investments	$824,319,370	$428,409,724	$395,909,646	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 49.6%
	Capital Markets – 49.6%
12,000	First Trust Commercial Mortgage Opportunities ETF (a)	$245,760
87,473	First Trust Institutional Preferred Securities and Income ETF (a)	1,661,112
60,000	First Trust Intermediate Government Opportunities ETF (a)	1,209,000
23,013	First Trust Limited Duration Investment Grade Corporate ETF (a)	440,009
29,737	First Trust Preferred Securities and Income ETF (a)	529,319
56,805	First Trust Senior Loan ETF (a)	2,606,780
12,135	First Trust Structured Credit Income Opportunities ETF (a)	250,830
42,095	First Trust Tactical High Yield ETF (a)	1,759,992
345	iShares 20+ Year Treasury Bond ETF	30,446
220	iShares 3-7 Year Treasury Bond ETF	26,200
5,961	iShares 7-10 Year Treasury Bond ETF	570,885
14,244	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,561,285
2,330	iShares MBS ETF	218,764
	Total Exchange-Traded Funds	11,110,382
	(Cost $10,910,113)
COMMON STOCKS (b) – 36.4%
	Aerospace & Defense – 0.5%
145	BWX Technologies, Inc.	20,889
166	Northrop Grumman Corp.	82,996
		103,885
	Banks – 0.9%
709	JPMorgan Chase & Co.	205,546
	Beverages – 0.2%
373	PepsiCo, Inc.	49,251
	Capital Markets – 0.5%
581	Intercontinental Exchange, Inc.	106,596
	Construction & Engineering – 0.3%
164	Quanta Services, Inc.	62,005
	Consumer Finance – 0.5%
358	American Express Co.	114,195
	Consumer Staples Distribution & Retail – 0.5%
1,214	Walmart, Inc.	118,705
	Containers & Packaging – 0.2%
205	Packaging Corp. of America	38,632
	Diversified REITs – 0.5%
3,568	Essential Properties Realty Trust, Inc.	113,855
	Electric Utilities – 2.1%
560	Alliant Energy Corp.	33,863
463	American Electric Power Co., Inc.	48,041
188	Duke Energy Corp.	22,184
499	Entergy Corp.	41,477
535	Evergy, Inc.	36,878
469	Fortis, Inc. (CAD)	22,393
98	IDACORP, Inc.	11,314
1,667	NextEra Energy, Inc.	115,723
870	PG&E Corp.	12,128
1,361	PPL Corp.	46,124
538	Southern (The) Co.	49,405
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electric Utilities (Continued)
529	Xcel Energy, Inc.	$36,025
		475,555
	Electrical Equipment – 0.6%
315	Eaton Corp PLC	112,452
152	Generac Holdings, Inc. (c)	21,768
		134,220
	Energy Equipment & Services – 0.1%
1,209	Archrock, Inc.	30,019
	Financial Services – 0.6%
383	Visa, Inc., Class A	135,984
	Food Products – 0.2%
705	Mondelez International, Inc., Class A	47,545
	Gas Utilities – 0.7%
796	AltaGas Ltd. (CAD)	23,107
263	Atmos Energy Corp.	40,531
877	National Fuel Gas Co.	74,291
292	ONE Gas, Inc.	20,983
		158,912
	Ground Transportation – 0.2%
209	Union Pacific Corp.	48,087
	Health Care Equipment & Supplies – 0.3%
412	Abbott Laboratories	56,036
	Health Care Providers & Services – 0.5%
362	Cencora, Inc.	108,546
	Health Care REITs – 2.6%
4,062	CareTrust REIT, Inc.	124,297
6,610	Healthpeak Properties, Inc.	115,741
6,519	Sabra Health Care REIT, Inc.	120,210
1,768	Ventas, Inc.	111,649
780	Welltower, Inc.	119,910
		591,807
	Hotel & Resort REITs – 0.6%
8,255	Host Hotels & Resorts, Inc.	126,797
	Hotels, Restaurants & Leisure – 0.6%
314	McDonald’s Corp.	91,741
484	Starbucks Corp.	44,349
		136,090
	Independent Power & Renewable Electricity Producers – 0.2%
1,294	Clearway Energy, Inc., Class A	39,156
	Industrial Conglomerates – 0.4%
332	Honeywell International, Inc.	77,316
	Industrial REITs – 1.1%
1,130	Prologis, Inc.	118,786
3,512	STAG Industrial, Inc.	127,415
		246,201
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Insurance – 0.7%
730	Brown & Brown, Inc.	$80,935
286	Chubb Ltd.	82,860
		163,795
	IT Services – 0.6%
437	Accenture PLC, Class A	130,615
	Machinery – 0.8%
241	Caterpillar, Inc.	93,559
130	Parker-Hannifin Corp.	90,801
		184,360
	Media – 0.1%
739	Comcast Corp., Class A	26,375
	Metals & Mining – 0.5%
619	Franco-Nevada Corp.	101,466
	Multi-Utilities – 1.7%
116	Ameren Corp.	11,141
935	Atco Ltd., Class I (CAD)	34,866
923	CenterPoint Energy, Inc.	33,911
311	CMS Energy Corp.	21,546
427	Dominion Energy, Inc.	24,134
252	DTE Energy Co.	33,380
1,959	Public Service Enterprise Group, Inc.	164,908
310	Sempra	23,489
335	WEC Energy Group, Inc.	34,907
		382,282
	Office REITs – 1.2%
4,174	Cousins Properties, Inc.	125,345
2,119	SL Green Realty Corp.	131,166
		256,511
	Oil, Gas & Consumable Fuels – 2.9%
149	Cheniere Energy, Inc.	36,285
983	ConocoPhillips	88,214
699	DT Midstream, Inc.	76,827
498	Enbridge, Inc.	22,569
1,103	Exxon Mobil Corp.	118,903
1,134	Keyera Corp. (CAD)	37,091
1,700	Kinder Morgan, Inc.	49,980
1,425	ONEOK, Inc.	116,323
349	Targa Resources Corp.	60,754
464	TC Energy Corp.	22,639
388	Williams (The) Cos., Inc.	24,370
		653,955
	Pharmaceuticals – 0.8%
1,003	AstraZeneca PLC, ADR	70,090
402	Merck & Co., Inc.	31,822
945	Novo Nordisk A/S, ADR	65,224
		167,136
	Residential REITs – 1.5%
580	AvalonBay Communities, Inc.	118,030
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Residential REITs (Continued)
1,655	Equity Residential	$111,696
753	Mid-America Apartment Communities, Inc.	111,452
		341,178
	Retail REITs – 2.1%
4,679	Brixmor Property Group, Inc.	121,841
5,583	Kimco Realty Corp.	117,355
5,252	Kite Realty Group Trust	118,958
746	Simon Property Group, Inc.	119,927
		478,081
	Semiconductors & Semiconductor Equipment – 1.8%
575	Broadcom, Inc.	158,499
835	QUALCOMM, Inc.	132,982
525	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,907
		410,388
	Software – 2.2%
315	Microsoft Corp.	156,684
986	Oracle Corp.	215,569
376	SAP SE, ADR	114,342
		486,595
	Specialized REITs – 3.8%
546	American Tower Corp.	120,677
757	Digital Realty Trust, Inc.	131,968
142	Equinix, Inc.	112,957
2,465	Gaming and Leisure Properties, Inc.	115,066
1,365	Iron Mountain, Inc.	140,008
388	Public Storage	113,847
3,695	VICI Properties, Inc.	120,457
		854,980
	Specialty Retail – 0.5%
916	TJX (The) Cos., Inc.	113,117
	Technology Hardware, Storage & Peripherals – 0.2%
217	Apple, Inc.	44,522
	Water Utilities – 0.1%
422	Essential Utilities, Inc.	15,673
	Total Common Stocks	8,135,970
	(Cost $7,165,808)
MASTER LIMITED PARTNERSHIPS – 3.4%
	Chemicals – 0.1%
1,347	Westlake Chemical Partners, L.P.	29,755
	Oil, Gas & Consumable Fuels – 3.3%
746	Cheniere Energy Partners, L.P.	41,814
10,554	Energy Transfer, L.P.	191,344
7,210	Enterprise Products Partners, L.P.	223,582
749	Hess Midstream, L.P., Class A (d)	28,844
2,769	MPLX, L.P.	142,631
3,590	Plains GP Holdings, L.P., Class A	69,754
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
668	Sunoco, L.P.	$35,798
		733,767
	Total Master Limited Partnerships	763,522
	(Cost $654,337)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 7.8%
$14,721	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/26	14,595
42,263	U.S. Treasury Inflation Indexed Bond (e)	0.13%	10/15/26	41,782
49,137	U.S. Treasury Inflation Indexed Bond (e)	0.38%	01/15/27	48,470
20,680	U.S. Treasury Inflation Indexed Bond (e)	2.38%	01/15/27	21,028
40,902	U.S. Treasury Inflation Indexed Bond (e)	0.13%	04/15/27	40,051
44,588	U.S. Treasury Inflation Indexed Bond (e)	0.38%	07/15/27	43,991
41,151	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/27	41,671
53,322	U.S. Treasury Inflation Indexed Bond (e)	0.50%	01/15/28	52,339
24,500	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/28	24,817
44,919	U.S. Treasury Inflation Indexed Bond (e)	1.25%	04/15/28	44,843
33,718	U.S. Treasury Inflation Indexed Bond (e)	3.63%	04/15/28	35,861
48,563	U.S. Treasury Inflation Indexed Bond (e)	0.75%	07/15/28	47,981
45,036	U.S. Treasury Inflation Indexed Bond (e)	2.38%	10/15/28	46,725
48,277	U.S. Treasury Inflation Indexed Bond (e)	0.88%	01/15/29	47,539
22,412	U.S. Treasury Inflation Indexed Bond (e)	2.50%	01/15/29	23,325
48,746	U.S. Treasury Inflation Indexed Bond (e)	2.13%	04/15/29	50,069
39,028	U.S. Treasury Inflation Indexed Bond (e)	3.88%	04/15/29	42,618
52,673	U.S. Treasury Inflation Indexed Bond (e)	0.25%	07/15/29	50,596
49,956	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	50,585
52,368	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/30	49,436
53,411	U.S. Treasury Inflation Indexed Bond (e)	1.63%	04/15/30	53,812
55,052	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/30	51,732
54,222	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/31	50,257
61,042	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/31	56,195
64,807	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/32	58,763
3,615	U.S. Treasury Inflation Indexed Bond (e)	3.38%	04/15/32	4,025
55,205	U.S. Treasury Inflation Indexed Bond (e)	0.63%	07/15/32	51,516
56,001	U.S. Treasury Inflation Indexed Bond (e)	1.13%	01/15/33	53,538
51,757	U.S. Treasury Inflation Indexed Bond (e)	1.38%	07/15/33	50,287
55,311	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/34	54,857
57,252	U.S. Treasury Inflation Indexed Bond (e)	1.88%	07/15/34	57,329
60,990	U.S. Treasury Inflation Indexed Bond (e)	2.13%	01/15/35	62,022
23,747	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/40	23,459
36,329	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/41	35,585
33,789	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/42	26,261
32,929	U.S. Treasury Inflation Indexed Bond (e)	0.63%	02/15/43	24,496
32,759	U.S. Treasury Inflation Indexed Bond (e)	1.38%	02/15/44	27,530
33,104	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/45	24,190
28,431	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/46	21,562
25,250	U.S. Treasury Inflation Indexed Bond (e)	0.88%	02/15/47	18,311
26,018	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/48	19,153
20,397	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/49	14,814
19,964	U.S. Treasury Inflation Indexed Bond (e)	0.25%	02/15/50	11,608
22,179	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/51	12,093
24,200	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/52	12,935
22,663	U.S. Treasury Inflation Indexed Bond (e)	1.50%	02/15/53	17,967
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$18,815	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/54	$17,233
10,166	U.S. Treasury Inflation Indexed Bond (e)	2.38%	02/15/55	9,837
	Total U.S. Government Bonds and Notes			1,739,689
	(Cost $1,741,009)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
183	Series 1999-56, Class Z	7.00%	12/01/29	186
376	Series 2002-67, Class PE	5.50%	11/01/32	386
	Freddie Mac REMICS
1	Series 1996-1847, Class LL	7.50%	04/01/26	2
481	Series 1999-2130, Class KB	6.38%	03/01/29	488
	Total U.S. Government Agency Mortgage-Backed Securities			1,062
	(Cost $1,059)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/01/25	0
	(Cost $299)

Shares	Description	Value
MONEY MARKET FUNDS – 2.9%
656,977	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (f)	656,977
	(Cost $656,977)

Total Investments – 100.1%	22,407,602
(Cost $21,129,602)

Net Other Assets and Liabilities – (0.1)%	(17,218)
Net Assets – 100.0%	$22,390,384

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$11,110,382	$11,110,382	$—	$—
Common Stocks*	8,135,970	8,135,970	—	—
Master Limited Partnerships*	763,522	763,522	—	—
U.S. Government Bonds and Notes	1,739,689	—	1,739,689	—
U.S. Government Agency Mortgage-Backed Securities	1,062	—	1,062	—
Mortgage-Backed Securities	— **	—	— **	—
Money Market Funds	656,977	656,977	—	—
Total Investments	$22,407,602	$20,666,851	$1,740,751	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at zero.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.4%
	Capital Markets – 98.4%
12,148	First Trust China AlphaDEX® Fund (a)	$293,010
11,171	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	768,118
20,379	First Trust Dow Jones Internet Index Fund (a) (b)	5,488,676
27,482	First Trust Emerging Markets AlphaDEX® Fund (a)	674,958
5,718	First Trust Eurozone AlphaDEX® ETF (a)	315,977
78,345	First Trust Financials AlphaDEX® Fund (a)	4,392,021
4,506	First Trust Germany AlphaDEX® Fund (a)	253,958
59,449	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,412,305
48,402	First Trust Large Cap Core AlphaDEX® Fund (a)	5,322,284
37,571	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,672,094
60,423	First Trust Mid Cap Growth AlphaDEX® Fund (a)	4,981,272
42,732	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (a)	4,221,921
3,789	First Trust Switzerland AlphaDEX® Fund (a)	289,821
6,278	First Trust United Kingdom AlphaDEX® Fund (a)	294,375
108,238	First Trust Utilities AlphaDEX® Fund (a)	4,587,126
31,034	iShares Core U.S. Aggregate Bond ETF	3,078,573
42,763	SPDR Blackstone Senior Loan ETF	1,778,513
18,506	SPDR Bloomberg High Yield Bond ETF	1,800,079
54,007	SPDR Bloomberg International Corporate Bond ETF	1,760,088
50,142	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,683,768
	Total Exchange-Traded Funds	52,068,937
	(Cost $45,094,730)
MONEY MARKET FUNDS – 1.7%
893,395	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	893,395
	(Cost $893,395)

Total Investments – 100.1%	52,962,332
(Cost $45,988,125)

Net Other Assets and Liabilities – (0.1)%	(62,262)
Net Assets – 100.0%	$52,900,070

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$52,068,937	$52,068,937	$—	$—
Money Market Funds	893,395	893,395	—	—
Total Investments	$52,962,332	$52,962,332	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.3%
	Aerospace & Defense – 3.7%
11,712	General Dynamics Corp.	$3,415,922
5,983	Northrop Grumman Corp.	2,991,380
		6,407,302
	Air Freight & Logistics – 2.0%
30,303	Expeditors International of Washington, Inc.	3,462,118
	Beverages – 5.6%
44,293	Coca-Cola (The) Co.	3,133,730
55,356	Monster Beverage Corp. (a)	3,467,500
22,636	PepsiCo, Inc.	2,988,857
		9,590,087
	Biotechnology – 2.0%
18,691	AbbVie, Inc.	3,469,424
	Capital Markets – 6.5%
3,692	BlackRock, Inc.	3,873,831
7,610	Moody’s Corp.	3,817,100
37,549	T. Rowe Price Group, Inc.	3,623,478
		11,314,409
	Chemicals – 8.2%
12,299	Air Products and Chemicals, Inc.	3,469,056
13,544	Ecolab, Inc.	3,649,295
7,152	Linde PLC	3,355,575
32,318	PPG Industries, Inc.	3,676,173
		14,150,099
	Commercial Services & Supplies – 3.7%
54,178	Copart, Inc. (a)	2,658,515
36,111	Veralto Corp.	3,645,405
		6,303,920
	Communications Equipment – 4.2%
57,987	Cisco Systems, Inc.	4,023,138
7,681	Motorola Solutions, Inc.	3,229,553
		7,252,691
	Consumer Staples Distribution & Retail – 1.9%
3,251	Costco Wholesale Corp.	3,218,295
	Electronic Equipment, Instruments & Components – 2.4%
25,018	TE Connectivity PLC	4,219,786
	Financial Services – 4.1%
6,250	Mastercard, Inc., Class A	3,512,125
9,810	Visa, Inc., Class A	3,483,041
		6,995,166
Shares	Description	Value

	Food Products – 1.9%
48,030	Mondelez International, Inc., Class A	$3,239,143
	Ground Transportation – 2.0%
14,680	Union Pacific Corp.	3,377,574
	Health Care Equipment & Supplies – 4.1%
24,686	Abbott Laboratories	3,357,543
9,332	Stryker Corp.	3,692,019
		7,049,562
	Health Care Providers & Services – 2.0%
11,276	Cencora, Inc.	3,381,109
	Household Durables – 1.9%
450	NVR, Inc. (a)	3,323,547
	Household Products – 5.2%
33,857	Colgate-Palmolive Co.	3,077,601
22,641	Kimberly-Clark Corp.	2,918,878
18,950	Procter & Gamble (The) Co.	3,019,114
		9,015,593
	Industrial Conglomerates – 2.2%
16,446	Honeywell International, Inc.	3,829,945
	Insurance – 9.2%
30,095	Aflac, Inc.	3,173,819
8,800	Aon PLC, Class A	3,139,488
52,311	Fidelity National Financial, Inc.	2,932,554
14,692	Marsh & McLennan Cos., Inc.	3,212,259
47,317	W.R. Berkley Corp.	3,476,380
		15,934,500
	IT Services – 4.0%
46,564	Cognizant Technology Solutions Corp., Class A	3,633,389
8,050	Gartner, Inc. (a)	3,253,971
		6,887,360
	Machinery – 4.0%
20,073	Dover Corp.	3,677,976
10,586	Snap-on, Inc.	3,294,151
		6,972,127
	Oil, Gas & Consumable Fuels – 2.0%
29,261	EOG Resources, Inc.	3,499,908
	Pharmaceuticals – 1.8%
20,533	Johnson & Johnson	3,136,416
	Professional Services – 3.8%
11,025	Automatic Data Processing, Inc.	3,400,110
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
22,315	Paychex, Inc.	$3,245,940
		6,646,050
	Software – 2.5%
8,792	Microsoft Corp.	4,373,229
	Specialty Retail – 5.5%
9,107	Home Depot (The), Inc.	3,338,990
23,157	Ross Stores, Inc.	2,954,370
25,336	TJX (The) Cos., Inc.	3,128,743
		9,422,103
	Trading Companies & Distributors – 1.9%
3,225	W. W. Grainger, Inc.	3,354,774
	Total Common Stocks	169,826,237
	(Cost $155,547,466)
MONEY MARKET FUNDS – 1.7%
2,986,425	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	2,986,425
	(Cost $2,986,425)
	Total Investments – 100.0%	172,812,662
	(Cost $158,533,891)
	Net Other Assets and Liabilities – 0.0%	42,979
	Net Assets – 100.0%	$172,855,641

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$169,826,237	$169,826,237	$—	$—
Money Market Funds	2,986,425	2,986,425	—	—
Total Investments	$172,812,662	$172,812,662	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 95.9%
	Banks – 2.1%
5,328	Royal Bank of Canada (CAD)	$702,196
	Beverages – 3.8%
4,535	Carlsberg A/S, Class B (DKK)	642,543
12,396	Coca-Cola HBC AG (GBP)	647,265
		1,289,808
	Biotechnology – 1.9%
4,054	CSL Ltd. (AUD)	638,966
	Capital Markets – 1.9%
2,006	Deutsche Boerse AG (EUR)	654,306
	Chemicals – 4.0%
134	Givaudan S.A. (CHF)	648,679
2,590	Sika AG (CHF)	703,114
		1,351,793
	Consumer Staples Distribution & Retail – 3.7%
12,024	Alimentation Couche-Tard, Inc. (CAD)	597,690
4,012	Loblaw Cos. Ltd. (CAD)	663,634
		1,261,324
	Electric Utilities – 1.8%
8,154	Verbund AG (EUR)	625,766
	Food Products – 3.8%
42	Chocoladefabriken Lindt & Spruengli AG (CHF)	706,661
5,758	Nestle S.A. (CHF)	572,062
		1,278,723
	Hotels, Restaurants & Leisure – 3.8%
8,000	Amadeus IT Group S.A. (EUR)	673,599
18,294	Compass Group PLC (GBP)	619,495
		1,293,094
	Household Products – 1.9%
9,508	Reckitt Benckiser Group PLC (GBP)	646,685
	Insurance – 16.8%
1,563	Allianz SE (EUR)	633,535
16,342	Great-West Lifeco, Inc. (CAD)	621,518
1,972	Hannover Rueck SE (EUR)	620,684
907	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	588,261
45,512	QBE Insurance Group Ltd. (AUD)	700,618
61,572	Sampo Oyj, Class A (EUR)	662,187
647	Swiss Life Holding AG (CHF)	654,461
3,572	Swiss Re AG (CHF)	617,430
Shares	Description	Value

	Insurance (Continued)
905	Zurich Insurance Group AG (CHF)	$632,570
		5,731,264
	IT Services – 3.9%
5,882	CGI, Inc. (CAD)	617,723
18,200	Obic Co., Ltd. (JPY)	709,144
		1,326,867
	Machinery – 9.9%
15,230	Alfa Laval AB (SEK)	640,372
39,894	Atlas Copco AB, Class A (SEK)	644,526
10,279	GEA Group AG (EUR)	719,224
10,528	Kone Oyj, Class B (EUR)	692,994
1,849	Schindler Holding AG (CHF)	687,447
		3,384,563
	Marine Transportation – 1.8%
2,781	Kuehne + Nagel International AG (CHF)	601,624
	Media – 2.1%
6,416	Publicis Groupe S.A. (EUR)	723,123
	Metals & Mining – 3.7%
26,599	BHP Group Ltd. (AUD)	643,350
10,615	Rio Tinto PLC (GBP)	618,526
		1,261,876
	Personal Care Products – 3.7%
1,592	L’Oreal S.A. (EUR)	680,920
9,714	Unilever PLC (GBP)	590,026
		1,270,946
	Pharmaceuticals – 7.7%
4,611	AstraZeneca PLC (GBP)	640,524
34,931	GSK PLC (GBP)	666,477
5,589	Novartis AG (CHF)	677,414
1,982	Roche Holding AG (CHF)	645,471
		2,629,886
	Professional Services – 7.8%
20,416	Bureau Veritas S.A. (EUR)	695,979
6,587	SGS S.A. (CHF)	668,288
3,404	Thomson Reuters Corp. (CAD)	684,525
3,625	Wolters Kluwer N.V. (EUR)	606,136
		2,654,928
	Software – 4.0%
183	Constellation Software, Inc. (CAD)	671,016
39,834	Sage Group (The) PLC (GBP)	683,750
		1,354,766
	Textiles, Apparel & Luxury Goods – 1.9%
239	Hermes International SCA (EUR)	647,238
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors – 1.9%
20,404	Bunzl PLC (GBP)	$649,775
	Transportation Infrastructure – 2.0%
24,970	Aena SME SA (EUR) (b) (c)	666,508
	Total Common Stocks	32,646,025
	(Cost $29,453,244)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 3.5%
1,200,477	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (h)	1,200,477
	(Cost $1,200,477)
	Total Investments – 99.4%	33,846,502
	(Cost $30,653,721)
	Net Other Assets and Liabilities – 0.6%	205,337
	Net Assets – 100.0%	$34,051,839

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona

Country Allocation†	% of Net Assets
Switzerland	24.9%
United Kingdom	15.0
Canada	13.4
Germany	9.4
France	8.1
Australia	5.8
Finland	4.0
Spain	3.9
Sweden	3.8
United States	3.5
Japan	2.1
Denmark	1.9
Austria	1.8
Netherlands	1.8
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
EUR	29.2%
CHF	23.1
GBP	17.0
CAD	13.5
AUD	5.9
SEK	3.8
USD	3.5
JPY	2.1
DKK	1.9
Total	100.0%

See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,646,025	$32,646,025	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	1,200,477	1,200,477	—	—
Total Investments	$33,846,502	$33,846,502	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.9%
	Beverages – 1.8%
7,944	Monster Beverage Corp. (a)	$497,612
	Biotechnology – 1.6%
1,630	United Therapeutics Corp. (a)	468,381
	Building Products – 2.1%
1,393	Trane Technologies PLC	609,312
	Capital Markets – 5.7%
999	Ameriprise Financial, Inc.	533,196
6,093	Charles Schwab (The) Corp.	555,925
3,477	Raymond James Financial, Inc.	533,268
		1,622,389
	Commercial Services & Supplies – 1.3%
7,775	Copart, Inc. (a)	381,519
	Communications Equipment – 4.0%
6,517	Arista Networks, Inc. (a)	666,754
1,102	Motorola Solutions, Inc.	463,347
		1,130,101
	Construction & Engineering – 2.3%
1,225	EMCOR Group, Inc.	655,240
	Consumer Finance – 2.1%
1,846	American Express Co.	588,837
	Electrical Equipment – 5.0%
1,729	Eaton Corp PLC	617,236
6,338	Vertiv Holdings Co., Class A	813,862
		1,431,098
	Electronic Equipment, Instruments & Components – 2.5%
7,132	Amphenol Corp., Class A	704,285
	Energy Equipment & Services – 3.2%
11,925	Baker Hughes Co.	457,204
13,216	Schlumberger N.V.	446,701
		903,905
	Financial Services – 7.1%
3,660	Apollo Global Management, Inc.	519,244
1,503	Corpay, Inc. (a)	498,726
897	Mastercard, Inc., Class A	504,060
1,408	Visa, Inc., Class A	499,910
		2,021,940
	Health Care Equipment & Supplies – 3.9%
6,767	Dexcom, Inc. (a)	590,691
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
1,339	Stryker Corp.	$529,749
		1,120,440
	Hotels, Restaurants & Leisure – 3.8%
4,117	Airbnb, Inc., Class A (a)	544,844
9,633	Chipotle Mexican Grill, Inc. (a)	540,893
		1,085,737
	Household Durables – 5.3%
3,827	DR Horton, Inc.	493,377
2,434	Garmin Ltd.	508,024
4,887	PulteGroup, Inc.	515,383
		1,516,784
	Insurance – 3.3%
1,263	Aon PLC, Class A	450,588
6,744	W.R. Berkley Corp.	495,482
		946,070
	Interactive Media & Services – 4.7%
925	Meta Platforms, Inc., Class A	682,734
18,370	Pinterest, Inc., Class A (a)	658,748
		1,341,482
	Machinery – 3.9%
1,577	Caterpillar, Inc.	612,207
5,263	PACCAR, Inc.	500,301
		1,112,508
	Media – 2.3%
9,232	Trade Desk (The), Inc., Class A (a)	664,612
	Pharmaceuticals – 1.7%
5,949	Merck & Co., Inc.	470,923
	Professional Services – 1.7%
1,582	Automatic Data Processing, Inc.	487,889
	Semiconductors & Semiconductor Equipment – 7.5%
2,714	Broadcom, Inc.	748,114
731	KLA Corp.	654,786
4,572	NVIDIA Corp.	722,330
		2,125,230
	Software – 16.2%
1,330	Adobe, Inc. (a)	514,550
1,783	Cadence Design Systems, Inc. (a)	549,432
10,766	Dynatrace, Inc. (a)	594,391
4,827	Fortinet, Inc. (a)	510,310
793	Intuit, Inc.	624,591
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,262	Microsoft Corp.	$627,731
2,767	Palo Alto Networks, Inc. (a)	566,239
601	ServiceNow, Inc. (a)	617,876
		4,605,120
	Specialty Retail – 1.6%
3,636	TJX (The) Cos., Inc.	449,010
	Textiles, Apparel & Luxury Goods – 1.6%
4,391	Deckers Outdoor Corp. (a)	452,580
	Trading Companies & Distributors – 1.7%
463	W. W. Grainger, Inc.	481,631
	Total Common Stocks	27,874,635
	(Cost $24,878,640)
MONEY MARKET FUNDS – 1.6%
450,375	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	450,375
	(Cost $450,375)
	Total Investments – 99.5%	28,325,010
	(Cost $25,329,015)
	Net Other Assets and Liabilities – 0.5%	152,857
	Net Assets – 100.0%	$28,477,867

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$27,874,635	$27,874,635	$—	$—
Money Market Funds	450,375	450,375	—	—
Total Investments	$28,325,010	$28,325,010	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 109.3%
	Aerospace & Defense – 4.1%
1,014	General Dynamics Corp.	$295,743
518	Northrop Grumman Corp.	258,990
		554,733
	Air Freight & Logistics – 2.2%
2,625	Expeditors International of Washington, Inc.	299,906
	Beverages – 6.2%
3,836	Coca-Cola (The) Co.	271,397
4,794	Monster Beverage Corp. (b)	300,296
1,961	PepsiCo, Inc.	258,931
		830,624
	Biotechnology – 2.2%
1,619	AbbVie, Inc.	300,519
	Capital Markets – 7.3%
320	BlackRock, Inc.	335,760
659	Moody’s Corp.	330,548
3,252	T. Rowe Price Group, Inc.	313,818
		980,126
	Chemicals – 9.1%
1,065	Air Products and Chemicals, Inc.	300,394
1,173	Ecolab, Inc.	316,053
619	Linde PLC	290,423
2,799	PPG Industries, Inc.	318,386
		1,225,256
	Commercial Services & Supplies – 4.1%
4,692	Copart, Inc. (b)	230,236
3,128	Veralto Corp.	315,772
		546,008
	Communications Equipment – 4.7%
5,022	Cisco Systems, Inc.	348,426
665	Motorola Solutions, Inc.	279,606
		628,032
	Consumer Staples Distribution & Retail – 2.1%
282	Costco Wholesale Corp.	279,163
	Electronic Equipment, Instruments & Components – 2.7%
2,167	TE Connectivity PLC	365,508
	Financial Services – 4.5%
541	Mastercard, Inc., Class A	304,010
850	Visa, Inc., Class A	301,792
		605,802
	Food Products – 2.1%
4,160	Mondelez International, Inc., Class A	280,550
	Ground Transportation – 2.2%
1,271	Union Pacific Corp.	292,432
	Health Care Equipment & Supplies – 4.5%
2,138	Abbott Laboratories	290,789
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Health Care Equipment & Supplies (Continued)
808	Stryker Corp.	$319,669
		610,458
	Health Care Providers & Services – 2.2%
977	Cencora, Inc.	292,953
	Household Durables – 2.1%
39	NVR, Inc. (b)	288,041
	Household Products – 5.8%
2,932	Colgate-Palmolive Co.	266,519
1,961	Kimberly-Clark Corp.	252,812
1,641	Procter & Gamble (The) Co.	261,444
		780,775
	Industrial Conglomerates – 2.5%
1,424	Honeywell International, Inc.	331,621
	Insurance – 10.3%
2,607	Aflac, Inc.	274,935
762	Aon PLC, Class A	271,851
4,531	Fidelity National Financial, Inc.	254,008
1,273	Marsh & McLennan Cos., Inc.	278,329
4,098	W.R. Berkley Corp.	301,080
		1,380,203
	IT Services – 4.4%
4,033	Cognizant Technology Solutions Corp., Class A	314,695
697	Gartner, Inc. (b)	281,741
		596,436
	Machinery – 4.5%
1,739	Dover Corp.	318,637
917	Snap-on, Inc.	285,352
		603,989
	Oil, Gas & Consumable Fuels – 2.2%
2,534	EOG Resources, Inc.	303,092
	Pharmaceuticals – 2.0%
1,778	Johnson & Johnson	271,590
	Professional Services – 4.3%
955	Automatic Data Processing, Inc.	294,522
1,933	Paychex, Inc.	281,174
		575,696
	Software – 2.8%
761	Microsoft Corp.	378,529
	Specialty Retail – 6.1%
789	Home Depot (The), Inc.	289,279
2,006	Ross Stores, Inc.	255,925
2,194	TJX (The) Cos., Inc.	270,937
		816,141
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors – 2.1%
279	W. W. Grainger, Inc.	$290,227
	Total Common Stocks	14,708,410
	(Cost $14,104,258)
MONEY MARKET FUNDS – 0.4%
49,580	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	49,580
	(Cost $49,580)
	Total Investments – 109.7%	14,757,990
	(Cost $14,153,838)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.0%
	Put Options Purchased – 0.0%
21	S&P 500® Index	$13,030,395	$5,020.00	07/18/25	2,362
59	S&P 500® Mini Index	3,660,950	500.00	07/18/25	620
	Total Purchased Options				2,982
	(Cost $347,618)
WRITTEN OPTIONS – (12.0)%
	Call Options Written – (12.0)%
(21)	S&P 500® Index	(13,030,395)	5,610.00	07/18/25	(1,263,045)
(59)	S&P 500® Mini Index	(3,660,950)	562.00	07/18/25	(348,749)
	Total Call Options Written				(1,611,794)
	(Premiums received $433,740)
	Put Options Written – (0.0)%
(21)	S&P 500® Index	(13,030,395)	4,225.00	07/18/25	(630)
(59)	S&P 500® Mini Index	(3,660,950)	425.00	07/18/25	(177)
	Total Put Options Written				(807)
	(Premiums received $91,673)
	Total Written Options				(1,612,601)
	(Premiums received $525,413)

Net Other Assets and Liabilities – 2.3%	300,486
Net Assets – 100.0%	$13,448,857

(a)	All or a portion of these securities are pledged to cover index call options written. At June 30, 2025, the segregated value of these securities amounts to $5,457,829.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2025.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,708,410	$14,708,410	$—	$—
Money Market Funds	49,580	49,580	—	—
Total Investments	14,757,990	14,757,990	—	—
Purchased Options	2,982	2,982	—	—
Total	$14,760,972	$14,760,972	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,612,601)	$(1,612,601)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
ASSETS:
Investments, at value - Unaffiliated	$ 824,319,370	$ 13,704,800	$ 10,994,416
Investments, at value - Affiliated	—	8,702,802	41,967,916
Total investments, at value	824,319,370	22,407,602	52,962,332
Cash segregated as collateral	—	—	—
Foreign currency	—	812	—
Options contracts purchased, at value	—	—	—
Due from broker	—	—	—
Receivables:
Interest	5,140,739	9,322	2,770
Dividends	293,081	15,595	—
Fund shares sold	127,984	—	355
Reclaims	5,402	311	—
From investment advisor	—	15,044	8,540
Investment securities sold	—	29,727	—
Prepaid expenses	6,802	1,961	98
Total Assets	829,893,378	22,480,374	52,974,095
LIABILITIES:
Options contracts written, at value	—	—	—
Payables:
Investment advisory fees	405,097	—	—
12b-1 distribution and service fees	168,790	4,522	10,614
Administrative service fees	135,032	3,617	8,491
Licensing fees	66,210	—	12,455
Administrative fees	45,336	1,537	1,503
Fund shares redeemed	27,420	5,578	15,276
Audit and tax fees	18,613	30,671	13,467
Shareholder reporting fees	11,832	550	649
Transfer agent fees	10,789	5,300	5,545
Trustees’ fees and expenses	4,908	4,571	4,582
Custodian fees	4,887	5,702	227
Legal fees	4,160	229	278
Financial reporting fees	742	742	742
Commitment and administrative agency fees	—	68	—
Investment securities purchased	—	25,456	—
Other liabilities	1,590	1,447	196
Total Liabilities	905,406	89,990	74,025
NET ASSETS	$828,987,972	$22,390,384	$52,900,070
NET ASSETS consist of:
Paid-in capital	$ 782,005,265	$ 20,805,786	$ 45,545,398
Accumulated distributable earnings (loss)	46,982,707	1,584,598	7,354,672
NET ASSETS	$828,987,972	$22,390,384	$52,900,070
Investments, at cost - Unaffiliated	$784,430,182	$12,580,215	$11,115,818
Investments, at cost - Affiliated	$—	$8,549,387	$34,872,307
Total investments, at cost	$784,430,182	$21,129,602	$45,988,125
Premiums paid on options contracts purchased	$—	$—	$—
Premiums received on options contracts written	$—	$—	$—
Foreign currency, at cost	$—	$817	$—
Class I Shares:
NET ASSETS	$828,987,972	$22,390,384	$52,900,070
NET ASSET VALUE, per share	$13.04	$11.19	$13.14
Number of Shares outstanding	63,593,608	2,001,586	4,025,649
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$ 172,812,662	$ 33,846,502	$ 28,325,010	$ 14,757,990
—	—	—	—
172,812,662	33,846,502	28,325,010	14,757,990
—	—	—	22,130
—	5,896	—	—
—	—	—	2,982
—	—	—	190,926

10,579	3,024	1,722	734
119,016	27,544	15,342	10,016
84,348	121,205	175,264	104,164
—	90,592	—	—
—	4,836	—	8,905
—	—	—	—
287	3,813	41	18
173,026,892	34,103,412	28,517,379	15,097,865

—	—	—	1,612,601

59,485	—	920	—
34,956	6,771	5,566	2,696
27,964	5,417	4,452	2,157
12,526	2,316	1,841	915
6,314	6,421	811	354
690	163	132	237
15,003	16,669	13,777	16,745
1,199	685	644	665
5,848	5,238	5,233	5,319
4,617	4,564	4,562	4,560
938	2,250	563	1,813
672	119	105	41
742	742	742	742
—	—	—	—
—	—	—	—
297	218	164	163
171,251	51,573	39,512	1,649,008
$ 172,855,641	$ 34,051,839	$ 28,477,867	$ 13,448,857

$ 157,839,840	$ 30,267,922	$ 25,671,899	$ 13,748,621
15,015,801	3,783,917	2,805,968	(299,764)
$ 172,855,641	$ 34,051,839	$ 28,477,867	$ 13,448,857
$158,533,891	$30,653,721	$25,329,015	$14,153,838
$—	$—	$—	$—
$158,533,891	$30,653,721	$25,329,015	$14,153,838
$—	$—	$—	$347,618
$—	$—	$—	$525,413
$—	$5,940	$—	$—

$ 172,855,641	$ 34,051,839	$ 28,477,867	$ 13,448,857
$14.42	$14.07	$14.50	$9.87
11,988,700	2,419,391	1,963,653	1,362,523
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
INVESTMENT INCOME:
Interest	$ 10,264,942	$ 55,519	$ 13,577
Dividends - Unaffiliated	4,735,596	172,024	217,120
Dividends - Affiliated	—	243,750	179,998
Foreign withholding tax on dividend income	(11,809)	(1,223)	—
Other	—	—	—
Total investment income	14,988,729	470,070	410,695
EXPENSES:
Investment advisory fees	2,485,601	63,576	89,129
12b-1 distribution and/or service fees:
Class I	1,035,667	26,490	63,664
Administrative service fees	828,534	21,192	50,931
Administrative fees	209,495	2,753	7,286
Licensing fees	135,840	—	25,466
Legal fees	55,970	1,734	3,323
Transfer agent fees	34,996	16,330	17,078
Commitment and administrative agency fees	32,264	12,424	—
Custodian fees	20,403	17,866	4,552
Audit and tax fees	18,651	30,710	15,006
Shareholder reporting fees	14,247	13,972	13,256
Trustees’ fees and expenses	9,521	8,952	8,972
Financial reporting fees	4,597	4,597	4,596
Other	7,562	2,848	908
Total expenses	4,893,348	223,444	304,167
Fees waived and expenses reimbursed by the investment advisor	—	(135,497)	(107,562)
Net expenses	4,893,348	87,947	196,605
NET INVESTMENT INCOME (LOSS)	10,095,381	382,123	214,090
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	6,911,527	502,307	(121,980)
Investments - Affiliated	—	(67,236)	1,413,323
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	—	(22)	—
Net realized gain (loss)	6,911,527	435,049	1,291,343
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	8,423,248	(31,779)	299,734
Investments - Affiliated	—	117,202	(138,642)
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency translation	—	(2)	—
Net change in unrealized appreciation (depreciation)	8,423,248	85,421	161,092
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,334,775	520,470	1,452,435
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,430,156	$ 902,593	$ 1,666,525
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$64,271	$17,787	$9,638	$1,470
1,292,916	684,949	92,876	91,008
—	—	—	—
—	(78,328)	—	(219)
—	—	—	832
1,357,187	624,408	102,514	93,091

410,437	85,694	68,071	40,731

205,218	35,706	28,363	13,577
164,119	28,031	22,398	9,578
33,558	11,479	1,494	—
24,730	8,022	3,418	1,636
11,350	2,133	1,568	803
19,317	16,421	16,314	15,137
—	—	—	—
3,641	10,827	3,593	7,323
15,042	16,707	13,816	16,784
14,664	14,005	13,957	14,301
9,041	8,947	8,943	8,938
4,596	4,596	4,596	4,596
1,515	696	705	655
917,228	243,264	187,236	134,059
(14,267)	(71,876)	(51,094)	(66,174)
902,961	171,388	136,142	67,885
454,226	453,020	(33,628)	25,206

721,369	698,866	(118,012)	(116,071)
—	—	—	—
—	—	—	513,960
—	—	—	224,043
—	4,407	—	—
721,369	703,273	(118,012)	621,932

4,812,140	3,188,613	2,396,512	551,986
—	—	—	—
—	—	—	(259,100)
—	—	—	(1,190,645)
—	7,494	—	—
4,812,140	3,196,107	2,396,512	(897,759)
5,533,509	3,899,380	2,278,500	(275,827)
$5,987,735	$4,352,400	$2,244,872	$(250,621)
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets

	First Trust/Dow Jones Dividend & Income Allocation Portfolio		First Trust Multi Income Allocation Portfolio
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$ 10,095,381	$ 21,523,403	$ 382,123	$ 841,190
Net realized gain (loss)	6,911,527	45,591,355	435,049	423,877
Net change in unrealized appreciation (depreciation)	8,423,248	(14,602,676)	85,421	463,181
Net increase (decrease) in net assets resulting from operations	25,430,156	52,512,082	902,593	1,728,248
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(56,563,298)	(28,502,566)	(1,227,230)	(1,595,028)
Total distributions to shareholders from investment operations	(56,563,298)	(28,502,566)	(1,227,230)	(1,595,028)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Total distributions to shareholders from return of capital	—	—	—	—
CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,049,125	24,934,792	5,827,123	4,887,294
Proceeds from shares reinvested	56,563,298	28,502,566	1,227,230	1,595,028
Cost of shares redeemed	(60,025,794)	(134,547,788)	(4,048,017)	(23,245,842)
Net increase (decrease) in net assets resulting from capital transactions	5,586,629	(81,110,430)	3,006,336	(16,763,520)
Total increase (decrease) in net assets	(25,546,513)	(57,100,914)	2,681,699	(16,630,300)
NET ASSETS:
Beginning of period	854,534,485	911,635,399	19,708,685	36,338,985
End of period	$ 828,987,972	$ 854,534,485	$ 22,390,384	$ 19,708,685
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio		First Trust Capital Strength® Portfolio		First Trust International Developed Capital Strength® Portfolio		First Trust Growth StrengthTM Portfolio
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$ 214,090	$ 438,450	$ 454,226	$ 1,064,802	$ 453,020	$ 140,390	$ (33,628)	$ (8,546)
1,291,343	2,961,543	721,369	11,388,573	703,273	1,061,066	(118,012)	1,468,605
161,092	2,782,428	4,812,140	(6,112)	3,196,107	(1,347,503)	2,396,512	(72,495)
1,666,525	6,182,421	5,987,735	12,447,263	4,352,400	(146,047)	2,244,872	1,387,564

(164,431)	(472,070)	(333,708)	(10,518,574)	(445,992)	(671,903)	—	(1,498,448)
(164,431)	(472,070)	(333,708)	(10,518,574)	(445,992)	(671,903)	—	(1,498,448)

—	—	—	(244,210)	—	(81,327)	—	(20,676)

3,687,365	5,939,020	16,127,081	42,322,913	9,765,936	14,963,174	7,916,118	14,414,194
164,431	472,070	333,708	10,762,784	445,992	753,230	—	1,519,124
(5,322,009)	(9,614,411)	(6,595,700)	(15,751,295)	(4,162,731)	(3,121,713)	(1,079,649)	(3,590,909)
(1,470,213)	(3,203,321)	9,865,089	37,334,402	6,049,197	12,594,691	6,836,469	12,342,409
31,881	2,507,030	15,519,116	39,018,881	9,955,605	11,695,414	9,081,341	12,210,849

52,868,189	50,361,159	157,336,525	118,317,644	24,096,234	12,400,820	19,396,526	7,185,677
$ 52,900,070	$ 52,868,189	$ 172,855,641	$ 157,336,525	$ 34,051,839	$ 24,096,234	$ 28,477,867	$ 19,396,526
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® Hedged Equity Portfolio
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$ 25,206	$ 39,179
Net realized gain (loss)	621,932	(78,635)
Net change in unrealized appreciation (depreciation)	(897,759)	70,471
Net increase (decrease) in net assets resulting from operations	(250,621)	31,015
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(16,395)	(40,521)
Total distributions to shareholders from investment operations	(16,395)	(40,521)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Total distributions to shareholders from return of capital	—	(1,485)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,289,078	8,207,926
Proceeds from shares reinvested	16,395	42,006
Cost of shares redeemed	(635,616)	(2,174,854)
Net increase (decrease) in net assets resulting from capital transactions	4,669,857	6,075,078
Total increase (decrease) in net assets	4,402,841	6,064,087
NET ASSETS:
Beginning of period	9,046,016	2,981,929
End of period	$ 13,448,857	$ 9,046,016
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
Class I Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 13.58	$ 13.24	$ 12.47	$ 16.63	$ 15.07	$ 14.68
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.33 (a)	0.29 (a)	0.20	0.16 (a)	0.21 (a)
Net realized and unrealized gain (loss)	0.25	0.46	0.99	(2.32)	1.67	0.85
Total from investment operations	0.41	0.79	1.28	(2.12)	1.83	1.06
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.33)	(0.29)	(0.19)	(0.15)	(0.21)
Net realized gain	(0.77)	(0.12)	(0.22)	(1.85)	(0.12)	(0.46)
Total distributions	(0.95)	(0.45)	(0.51)	(2.04)	(0.27)	(0.67)
Net asset value, end of period	$13.04	$13.58	$13.24	$12.47	$16.63	$15.07
Total return (b) (c)	3.15%	6.01%	10.51%	(12.20)%	12.25%	7.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 828,988	$ 854,534	$ 909,989	$ 907,939	$ 1,080,143	$ 1,000,640
Ratio of total expenses to average net assets	1.18% (d)	1.18%	1.19%	1.20%	1.19%	1.21%
Ratio of net expenses to average net assets	1.18% (d)	1.18%	1.19%	1.20%	1.19%	1.20%
Ratio of net investment income (loss) to average net assets	2.44% (d)	2.42%	2.29%	1.44%	0.99%	1.49%
Portfolio turnover rate	37%	95%	124%	119%	120%	105%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)	Annualized.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
Class I Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 11.35	$ 11.36	$ 11.13	$ 12.60	$ 11.44	$ 11.55
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.39 (a)	0.38 (a)	0.31	0.27 (a)	0.22
Net realized and unrealized gain (loss)	0.28	0.68	0.58	(1.27)	1.17	0.05
Total from investment operations	0.49	1.07	0.96	(0.96)	1.44	0.27
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.59)	(0.39)	(0.34)	(0.28)	(0.24)
Net realized gain	(0.26)	(0.49)	(0.34)	(0.17)	—	(0.14)
Total distributions	(0.65)	(1.08)	(0.73)	(0.51)	(0.28)	(0.38)
Net asset value, end of period	$11.19	$11.35	$11.36	$11.13	$12.60	$11.44
Total return (b) (c)	4.36%	9.98%	8.94%	(7.52)%	12.69%	2.49%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 22,390	$ 19,709	$ 36,174	$ 37,121	$ 40,243	$ 32,345
Ratio of total expenses to average net assets (d)	2.11% (e)	2.01%	1.80%	1.73%	1.81%	1.77%
Ratio of net expenses to average net assets (d)	0.83% (e)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (d)	3.61% (e)	3.47%	3.40%	2.61%	2.22%	2.04%
Portfolio turnover rate	32%	44%	52%	50%	36%	49%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
Class I Shares		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 12.76	$ 11.44	$ 10.49	$ 15.10	$ 13.68	$ 12.37
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.10 (a)	0.23 (a)	0.20	0.06	0.06
Net realized and unrealized gain (loss)	0.37	1.33	0.94	(2.75)	1.83	1.31
Total from investment operations	0.42	1.43	1.17	(2.55)	1.89	1.37
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.11)	(0.22)	(0.18)	(0.06)	(0.06)
Net realized gain	—	—	—	(1.88)	(0.41)	—
Total distributions	(0.04)	(0.11)	(0.22)	(2.06)	(0.47)	(0.06)
Net asset value, end of period	$13.14	$12.76	$11.44	$10.49	$15.10	$13.68
Total return (b) (c)	3.31%	12.53%	11.28%	(17.05)%	13.87%	11.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 52,900	$ 52,868	$ 50,012	$ 47,164	$ 67,914	$ 49,762
Ratio of total expenses to average net assets (d)	1.19% (e)	1.16%	1.35%	1.21%	1.16%	1.35%
Ratio of net expenses to average net assets (d)	0.77% (e)	0.77%	0.79%	0.83%	0.72%	0.83%
Ratio of net investment income (loss) to average net assets (d)	0.84% (e)	0.84%	2.11%	1.58%	0.39%	0.48%
Portfolio turnover rate	58%	45%	161%	220%	78%	284%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,				Period Ended 12/31/2020 (a)
Class I Shares		2024	2023	2022	2021
Net asset value, beginning of period	$ 13.94	$ 13.55	$ 12.69	$ 14.33	$ 12.06	$ 10.00
Income from investment operations:
Net investment income (loss)	0.04 (b)	0.11 (b)	0.13 (b)	0.08	0.07	0.02
Net realized and unrealized gain (loss)	0.47	1.31	0.85	(1.61)	2.95	2.39
Total from investment operations	0.51	1.42	0.98	(1.53)	3.02	2.41
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.10)	(0.12)	(0.08)	(0.07)	(0.02)
Net realized gain	—	(0.91)	—	(0.03)	(0.68)	(0.33)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.03)	(1.03)	(0.12)	(0.11)	(0.75)	(0.35)
Net asset value, end of period	$14.42	$13.94	$13.55	$12.69	$14.33	$12.06
Total return (c) (d)	3.65%	10.41%	7.75%	(10.68)%	25.29%	24.17%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 172,856	$ 157,337	$ 117,039	$ 85,561	$ 59,093	$ 14,831
Ratio of total expenses to average net assets	1.12% (e)	1.12%	1.19%	1.27%	1.52%	4.37% (e)
Ratio of net expenses to average net assets	1.10% (e)	1.10%	1.10%	1.10%	1.10%	1.10% (e)
Ratio of net investment income (loss) to average net assets	0.55% (e)	0.77%	1.01%	0.67%	0.65%	0.60% (e)
Portfolio turnover rate	55%	91%	107%	133%	115%	79%

(a)	The Fund’s shares were seeded on April 30, 2020, and commenced operations on May 1, 2020.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,				Period Ended 12/31/2020 (a)
Class I Shares		2024	2023	2022	2021
Net asset value, beginning of period	$ 12.24	$ 12.48	$ 10.75	$ 13.50	$ 12.68	$ 10.00
Income from investment operations:
Net investment income (loss)	0.21 (b)	0.11 (b)	0.08 (b)	0.14	0.16	0.01
Net realized and unrealized gain (loss)	1.81	0.11 (c)	1.73	(2.76)	2.22	3.57
Total from investment operations	2.02	0.22	1.81	(2.62)	2.38	3.58
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.15)	(0.08)	(0.09)	(0.25)	(0.06)
Net realized gain	—	(0.26)	—	(0.04)	(1.31)	(0.84)
Return of capital	—	(0.05)	—	—	—	—
Total distributions	(0.19)	(0.46)	(0.08)	(0.13)	(1.56)	(0.90)
Net asset value, end of period	$14.07	$12.24	$12.48	$10.75	$13.50	$12.68
Total return (d) (e)	16.52%	1.76%	16.90%	(19.38)%	19.24%	36.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 34,052	$ 24,096	$ 11,270	$ 5,049	$ 3,059	$ 1,199
Ratio of total expenses to average net assets	1.70% (f)	2.02%	3.17%	5.00%	7.59%	20.98% (f)
Ratio of net expenses to average net assets	1.20% (f)	1.20%	1.20%	1.20%	1.20%	1.20% (f)
Ratio of net investment income (loss) to average net assets	3.17% (f)	0.84%	0.65%	1.02%	0.89%	0.14% (f)
Portfolio turnover rate	30%	70%	90%	76%	83%	52%

(a)	The Fund’s shares were seeded on April 30, 2020, and commenced operations on May 1, 2020.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(e)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(f)	Annualized.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

Class I Shares	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)
Net asset value, beginning of period	$ 13.37	$ 12.63	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.15	1.93	2.71
Total from investment operations	1.13	1.92	2.73
Distributions paid to shareholders from:
Net investment income	—	—	(0.01)
Net realized gain	—	(1.16)	(0.09)
Return of capital	—	(0.02)	—
Total distributions	—	(1.18)	(0.10)
Net asset value, end of period	$14.50	$13.37	$12.63
Total return (c) (d)	8.45%	15.03%	27.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 28,478	$ 19,397	$ 7,186
Ratio of total expenses to average net assets	1.65% (e)	1.91%	4.46% (e)
Ratio of net expenses to average net assets	1.20% (e)	1.20%	1.20% (e)
Ratio of net investment income (loss) to average net assets	(0.30)% (e)	(0.07)%	0.24% (e)
Portfolio turnover rate	60%	131%	51%

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

Class I Shares	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Period Ended 12/31/2023 (a)
Net asset value, beginning of period	$ 9.97	$ 9.79	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	0.02	0.07	0.05
Net realized and unrealized gain (loss)	(0.11)	0.17 (c)	(0.23)
Total from investment operations	(0.09)	0.24	(0.18)
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.06)	(0.03)
Return of capital	—	(0.00) (d)	—
Total distributions	(0.01)	(0.06)	(0.03)
Net asset value, end of period	$9.87	$9.97	$9.79
Total return (e) (f)	(0.88)%	2.42%	(1.79)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,449	$ 9,046	$ 2,982
Ratio of total expenses to average net assets	2.47% (g)	3.30%	6.87% (g)
Ratio of net expenses to average net assets	1.25% (g)	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	0.46% (g)	0.69%	1.25% (g)
Portfolio turnover rate	50%	121%	49%

(a)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	Amount is less than $0.01.
(e)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(f)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(g)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). This report covers First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced operations on May 1, 2014, First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced operations on October 30, 2015, First Trust Capital Strength® Portfolio (“First Trust Capital Strength®”), which commenced operations on May 1, 2020, First Trust International Developed Capital Strength® Portfolio (“First Trust International Developed Capital Strength®”), which commenced operations on May 1, 2020, First Trust Growth Strength™ Portfolio (“First Trust Growth Strength™”), which commenced operations on May 16, 2023, and First Trust Capital Strength® Hedged Equity Portfolio (“First Trust Capital Strength® Hedged Equity”), which commenced operations on August 14, 2023 (each a “Fund” and collectively, the “Funds”). Each of First Trust Capital Strength® Hedged Equity and First Trust Growth Strength™ operates as a non-diversified series of the Trust. Each of First Trust Capital Strength®, First Trust Dorsey Wright, First Trust Dow Jones, First Trust Multi Income and First Trust International Developed Capital Strength® operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund’s shares are sold only to variable insurance accounts (each an “Account”) to fund the benefits of the variable annuity and variable life insurance contracts (each a “Contract” and collectively, the “Contracts”) issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a “Participating Insurance Company”).
First Trust Dow Jones’ investment objective seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund’s net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend-paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. First Trust Advisors L.P. (“First Trust” or the “Advisor”) reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.
First Trust Dow Jones’ fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade debt portfolio. Investment-grade debt securities are those long-term debt securities rated “BBB–” or higher by Standard & Poor’s Financial Services LLC or Fitch, Inc. or “Baa3” or higher by Moody’s Investors Service, Inc., and those short-term debt securities rated “A-3” or higher by Standard & Poor’s Financial Services LLC, “F3” or higher by Fitch, Inc. or “Prime 3” or higher by Moody’s Investor Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment-grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM (the “Bond Index”) and other investment-grade debt securities of issuers whose securities are included in the Bond Index; and investment-grade debt securities of issuers included in the Dow Jones Composite AverageTM. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds (“ETFs”) that invest in investment-grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. The Fund may also invest in companies with various market capitalizations and when-issued, to-be-announced (“TBA”) and delayed delivery securities.
First Trust Multi Income’s primary investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities. The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio management teams.
The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.
First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.
First Trust Dorsey Wright’s investment objective seeks to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs that comprise the Dorsey Wright Tactical Tilt Moderate CoreTM Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.
First Trust Capital Strength® seeks to provide capital appreciation. First Trust Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust International Developed Capital Strength® seeks to provide capital appreciation. First Trust International Developed Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Growth Strength™ seeks to provide long-term capital appreciation. First Trust Growth Strength™ seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise The Growth Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Capital Strength® Hedged Equity seeks to provide long-term capital appreciation. First Trust Capital Strength® Hedged Equity seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc. and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or ETFs that track the S&P 500® Index.
The Funds each offer one share class: Class I. Prior to February 23, 2024, First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength® offered two classes of shares: Class I and Class II. Each class represented an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features. Effective February 23, 2024, Class II shares of each applicable Fund were terminated.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee, in accordance with valuation procedures approved by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service.  If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the borrower/issuer, or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
borrower’s/issuer’s competitive position within the industry;
15)
borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Options Contracts
First Trust Capital Strength® Hedged Equity employs an option overlay strategy in which the Fund systematically purchases and writes (sells) exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and writes (sells) exchange-traded put options and exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on exchange-traded funds that track the S&P 500® Index. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options.
When the Fund writes (sells) an option, an amount equal to the premium received is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Cash and Cash Equivalents
Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year, cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones, First Trust Multi Income, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth Strength™, or First Trust Capital Strength® Hedged Equity. The percentage of each Fund’s net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.
E. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
F. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
G. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
H. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Amounts relating to these investments in First Trust Multi Income at June 30, 2025, and for the six months then ended are:
Security Name	Shares at 6/30/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	12,000	$ —	$243,120	$ —	$2,640	$ —	$245,760	$3,840
First Trust Institutional Preferred Securities and Income ETF	87,473	1,333,946	519,780	(219,318)	18,637	8,067	1,661,112	45,920
First Trust Intermediate Government Opportunities ETF	60,000	718,665	483,117	—	7,218	—	1,209,000	24,361
First Trust Limited Duration Investment Grade Corporate ETF	23,013	379,872	162,876	(108,419)	4,599	1,081	440,009	10,123
First Trust Preferred Securities and Income ETF	29,737	429,278	167,263	(70,511)	2,463	826	529,319	14,919
First Trust Senior Loan ETF	56,805	2,622,455	629,020	(626,294)	11,637	(30,038)	2,606,780	86,762
First Trust Structured Credit Income Opportunities ETF	12,135	—	247,987	—	2,843	—	250,830	4,156
First Trust Tactical High Yield ETF	42,095	1,772,189	410,621	(442,811)	67,165	(47,172)	1,759,992	53,669
		$7,256,405	$2,863,784	$ (1,467,353)	$117,202	$ (67,236)	$8,702,802	$243,750

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Amounts relating to these investments in First Trust Dorsey Wright at June 30, 2025, and for the six months then ended are:
Security Name	Shares at 6/30/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust China AlphaDEX® Fund	12,148	$ 251,219	$ 3,180	$ (10,861)	$ 49,360	$ 112	$ 293,010	$ 4,489
First Trust Consumer Discretionary AlphaDEX® Fund	—	4,825,469	50,653	(4,342,487)	(695,394)	161,759	—	10,507
First Trust Developed Markets ex-US AlphaDEX® Fund	11,171	623,164	7,949	(28,589)	160,917	4,677	768,118	12,141
First Trust Dow Jones Global Select Dividend Index Fund	—	—	257,999	(270,975)	—	12,976	—	—
First Trust Dow Jones Internet Index Fund	20,379	5,111,920	55,979	(210,531)	460,936	70,372	5,488,676	—
First Trust Emerging Markets AlphaDEX® Fund	27,482	624,489	7,619	(27,121)	67,657	2,314	674,958	10,016
First Trust Eurozone AlphaDEX® ETF	5,718	—	287,262	(8,686)	37,531	(130)	315,977	5,912
First Trust Financials AlphaDEX® Fund	78,345	4,374,516	48,649	(180,947)	160,130	(10,327)	4,392,021	38,125
First Trust Germany AlphaDEX® Fund	4,506	—	244,586	—	9,372	—	253,958	1,690
First Trust India NIFTY 50 Equal Weight ETF	—	242,772	2,646	(256,590)	(28,708)	39,880	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	59,449	4,587,648	49,977	(184,035)	(77,446)	36,161	4,412,305	14,025
First Trust Japan AlphaDEX® Fund	—	257,315	—	(263,445)	(12,738)	18,868	—	—
First Trust Large Cap Core AlphaDEX® Fund	48,402	5,207,256	58,785	(217,222)	218,418	55,047	5,322,284	28,034
First Trust Large Cap Growth AlphaDEX® Fund	37,571	5,358,017	59,100	(221,765)	414,617	62,125	5,672,094	5,875
First Trust Mid Cap Core AlphaDEX® Fund	—	5,168,402	4,517,256	(10,346,377)	(820,367)	1,481,086	—	11,526
First Trust Mid Cap Growth AlphaDEX® Fund	60,423	—	10,424,497	(4,762,586)	13,861	(694,500)	4,981,272	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	42,732	—	3,898,352	(61,013)	383,306	1,276	4,221,921	6,863
First Trust NASDAQ-100- Technology Sector Index Fund	—	4,680,076	51,613	(4,132,242)	(767,361)	167,914	—	206
First Trust Switzerland AlphaDEX® Fund	3,789	245,188	3,147	(11,294)	51,059	1,721	289,821	4,381
First Trust United Kingdom AlphaDEX® Fund	6,278	246,606	3,058	(11,136)	54,345	1,502	294,375	4,387
First Trust Utilities AlphaDEX® Fund	108,238	—	4,473,829	(69,056)	181,863	490	4,587,126	21,821
		$41,804,057	$24,506,136	$ (25,616,958)	$ (138,642)	$1,413,323	$41,967,916	$179,998
I. Dividends and Distributions to Shareholders
Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund listed below during the fiscal year ended December 31, 2024, were as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 27,851,656	$ 650,910	$ —
First Trust Multi Income	941,490	653,538	—
First Trust Dorsey Wright	472,070	—	—
First Trust Capital Strength®	6,078,716	4,439,858	244,210
First Trust International Developed Capital Strength®	554,241	117,662	81,327
First Trust Growth StrengthTM	1,378,572	119,876	20,676
First Trust Capital Strength® Hedged Equity	40,521	—	1,485
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 30,695,940	$ 17,109,561	$ 30,310,348
First Trust Multi Income	628,052	329,134	952,049
First Trust Dorsey Wright	58,080	(950,174)	6,744,672
First Trust Capital Strength®	—	—	9,361,774
First Trust International Developed Capital Strength®	—	—	(122,491)
First Trust Growth StrengthTM	—	—	561,096
First Trust Capital Strength® Hedged Equity	—	(65,315)	32,567
J. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2021, 2022, 2023 and 2024 remain open to federal and state audit for First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength®. The taxable years ended 2023 and 2024 remain open to federal and state audit for First Trust Growth Strength™ and First Trust Capital Strength® Hedged Equity. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the following table, to the extent provided by regulations, to offset future capital gains. To the

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforward
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	950,174
First Trust Capital Strength®	—
First Trust International Developed Capital Strength®	—
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	65,315
During the taxable year ended December 31, 2024, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:
Capital Loss Carryforward Utilized
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	2,940,202
First Trust Capital Strength®	1,883,770
First Trust International Developed Capital Strength®	625,010
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	90,238
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 784,430,182	$ 73,522,358	$ (33,633,170)	$ 39,889,188
First Trust Multi Income	21,129,602	1,465,276	(187,276)	1,278,000
First Trust Dorsey Wright	45,988,125	7,318,659	(344,452)	6,974,207
First Trust Capital Strength®	158,533,891	19,250,464	(4,971,693)	14,278,771
First Trust International Developed Capital Strength®	30,653,721	3,593,140	(400,359)	3,192,781
First Trust Growth StrengthTM	25,329,015	3,695,266	(699,271)	2,995,995
First Trust Capital Strength® Hedged Equity	13,976,043	1,003,409	(1,831,081)	(827,672)
K. Expenses
Each Fund will pay all expenses directly related to its operations.
Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.
First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Disclaimer in the Other Information section of this report). The Trust, on behalf of First Trust Dow Jones, First Trust Dorsey Wright, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
StrengthTM and First Trust Capital Strength® Hedged Equity, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.
L. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for First Trust Dow Jones, First Trust Multi Income, First Trust International Developed Capital Strength®, and First Trust Growth StrengthTM, 0.35% of the average daily net assets for First Trust Dorsey Wright, 0.50% of the average daily net assets for First Trust Capital Strength® and 0.75% of the average daily net assets for First Trust Capital Strength® Hedged Equity. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund.
In addition, First Trust Multi Income and First Trust Dorsey Wright incur their respective pro rata share of fees and expenses attributable to each Fund’s investments in other investment companies (“acquired fund fees and expenses”). The total of net expenses and acquired fund fees and expenses represents each Fund’s total net annual operating expenses.
First Trust Multi Income and First Trust have retained Energy Income Partners, LLC (“EIP”) and Stonebridge Advisors LLC (“Stonebridge”) (collectively, the “Sub-Advisors”), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and ongoing monitoring of certain securities in First Trust Multi Income’s investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income’s investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income’s investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a nondiscretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income’s investment portfolio.
For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust’s waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund’s average daily net assets allocated to Stonebridge.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. FTCP also owns, through a wholly-owned subsidiary, a 51% ownership interest in Stonebridge.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as sub-advisor to First Trust Capital Strength® Hedged Equity. Pursuant to the Investment Management Agreement and the Investment Sub-Advisory Agreement, Vest is responsible for the selection and ongoing monitoring of the securities in the First Trust Capital Strength® Hedge Equity’s investment portfolio, and First Trust will supervise Vest and its management of the investment of the Fund’s assets. For the services provided and the expenses assumed

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
pursuant to the investment sub-advisory agreement, First Trust will pay Vest an investment management fee equal to the annual rate of 0.20% of the Fund’s average daily net assets.
First Trust has agreed to waive fees and/or pay First Trust Dow Jones’, First Trust Multi Income’s, First Trust International Developed Capital Strength®’s and First Trust Growth StrengthTM’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% (the “Expense Cap”), of each Fund’s average daily net assets per year at least until May 1, 2027. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright’s expenses to the extent necessary to prevent the operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2027. For First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Cap. However, total net annual fund expenses may be higher or lower than the Expense Cap. First Trust has agreed to waive fees and/or pay First Trust Capital Strength®’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.10% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2027. First Trust has agreed to waive fees and/or pay First Trust Capital Strength® Hedged Equity’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2027.
Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived or expenses reimbursed, or (iii) the current Expense Cap. These amounts, if any, are included in “Expenses previously waived or reimbursed” on the Statements of Operations.
The advisory fee waivers and expense reimbursements for the six months ended June 30, 2025, and the expenses borne and fees waived by First Trust subject to recovery from the applicable Fund at June 30, 2025, are included in the following table.
			Fees Waived or Expenses Borne by First Trust Subject to Recovery
	Fees Waived	Expenses Reimbursed	Six Months Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Total
First Trust Multi Income	$ 63,576	$ 71,921	$ 92,964	$ 215,054	$ 197,137	$ 96,292	$ 601,447
First Trust Dorsey Wright	89,129	18,433	84,572	242,628	203,129	107,562	637,891
First Trust Capital Strength®	14,267	—	53,531	86,886	33,248	14,267	187,932
First Trust International Developed Capital Strength®	71,876	—	64,699	145,148	135,426	71,876	417,149
First Trust Growth Strength™	51,094	—	—	66,744	89,715	51,094	207,553
First Trust Capital Strength® Hedged Equity	40,731	25,443	—	44,759	115,942	66,174	226,875
First Trust agreed to waive fees in the amount of 0.37% of the First Trust Multi Income’s average daily net assets through May 1, 2026. During the six months ended June 30, 2025, First Trust reimbursed First Trust Multi Income $39,205 of fees that are not subject to recovery.
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as each Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Funds. BNY IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
The Bank of New York Mellon (“BNY”) serves as each Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds’ books of account, records of the Funds’ securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of each Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions for First Trust Dow Jones were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	669,891	$9,049,125	1,830,405	$24,929,379
Class II	—	—	411	5,413
Total Sales	669,891	$9,049,125	1,830,816	$ 24,934,792
Dividend Reinvestment:
Class I	4,408,674	$56,563,298	2,136,377	$28,502,566
Class II	—	—	—	—
Total Dividend Reinvestment	4,408,674	$56,563,298	2,136,377	$28,502,566
Redemptions:
Class I	(4,400,274)	$(60,025,794)	(9,766,884)	$ (132,892,208
Class II	—	—	(124,350)	(1,655,580)
Total Redemptions	(4,400,274)	$(60,025,794)	(9,891,234)	$ (134,547,788)
Capital transactions for First Trust Multi Income were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	510,731	$5,827,123	427,862	$ 4,887,294
Class II	—	—	—	—
Total Sales	510,731	$ 5,827,123	427,862	$ 4,887,294
Dividend Reinvestment:
Class I	110,861	$1,227,230	148,091	$ 1,595,028
Class II	—	—	—	—
Total Dividend Reinvestment	110,861	$1,227,230	148,091	$ 1,595,028
Redemptions:
Class I	(356,081)	$(4,048,017)	(2,025,076)	$ (23,079,886)
Class II	—	—	(14,539)	(165,956)
Total Redemptions	(356,081)	$ (4,048,017)	(2,039,615)	$(23,245,842)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Capital transactions for First Trust Dorsey Wright were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	296,631	$3,687,365	483,786	$5,939,003
Class II	—	—	2	17
Total Sales	296,631	$3,687,365	483,788	$5,939,020
Dividend Reinvestment:
Class I	12,896	$164,431	36,912	$472,070
Class II	—	—	—	—
Total Dividend Reinvestment	12,896	$164,431	36,912	$472,070
Redemptions:
Class I	(428,309)	$ (5,322,009)	(748,056)	$(9,250,474)
Class II	—	—	(30,738)	(363,937)
Total Redemptions	(428,309)	$ (5,322,009)	(778,794)	$(9,614,411)
Capital transactions for First Trust Capital Strength® were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	1,141,088	$16,127,081	2,897,465	$42,322,817
Class II	—	—	7	96
Total Sales	1,141,088	$16,127,081	2,897,472	42,322,913
Dividend Reinvestment:
Class I	23,701	$333,708	761,750	$10,762,784
Class II	—	—	—	—
Total Dividend Reinvestment	23,701	$333,708	761,750	$10,762,784
Redemptions:
Class I	(463,477)	$(6,595,700)	(1,006,841)	$(14,424,981)
Class II	—	—	(94,328)	(1,326,314)
Total Redemptions	(463,477)	$(6,595,700)	(1,101,169)	$ (15,751,295)
Capital transactions for First Trust International Developed Capital Strength® were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	725,300	$9,765,936	1,158,305	$14,963,174
Class II	—	—	—	—
Total Sales	725,300	$9,765,936	1,158,305	$14,963,174

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class I	32,412	$445,992	60,685	$753,230
Class II	—	—	—	—
Total Dividend Reinvestment	32,412	$445,992	60,685	$753,230
Redemptions:
Class I	(307,122)	$(4,162,731)	(153,408)	$(1,968,007)
Class II	—	—	(90,458)	(1,153,706)
Total Redemptions	(307,122)	$(4,162,731)	(243,866)	$(3,121,713)
Capital transactions for First Trust Growth StrengthTM were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	595,388	$7,916,118	1,021,978	$14,414,194
Total Sales	595,388	$7,916,118	1,021,978	$ 14,414,194
Dividend Reinvestment:
Class I	—	$—	111,605	$1,519,124
Total Dividend Reinvestment	—	$ —	111,605	$1,519,124
Redemptions:
Class I	(82,514)	$(1,079,649)	(251,870)	$(3,590,909)
Total Redemptions	(82,514)	$(1,079,649)	(251,870)	$(3,590,909)
Capital transactions for First Trust Capital Strength® Hedged Equity were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	515,794	$5,289,078	817,191	$8,207,926
Total Sales	515,794	$5,289,078	817,191	$8,207,926
Dividend Reinvestment:
Class I	1,640	$16,395	4,219	$42,006
Total Dividend Reinvestment	1,640	$16,395	4,219	$42,006
Redemptions:
Class I	(62,500)	$(635,616)	(218,459)	$(2,174,854)
Total Redemptions	(62,500)	$(635,616)	(218,459)	$(2,174,854)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
5. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding U.S. Government investment securities and short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 238,137,656	$ 286,166,666
First Trust Multi Income	7,935,734	6,101,884
First Trust Dorsey Wright	29,726,211	31,143,452
First Trust Capital Strength®	100,705,327	89,952,808
First Trust International Developed Capital Strength®	14,223,760	8,517,807
First Trust Growth StrengthTM	20,463,444	13,697,773
First Trust Capital Strength® Hedged Equity	10,894,354	5,636,905

For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of U.S. government investment securities for each Fund, excluding short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 68,389,235	$ 61,926,463
First Trust Multi Income	586,209	640,803
First Trust Dorsey Wright	—	—
First Trust Capital Strength®	—	—
First Trust International Developed Capital Strength®	—	—
First Trust Growth StrengthTM	—	—
First Trust Capital Strength® Hedged Equity	—	—
6. Derivative Transactions
The following table presents the type of derivatives held by First Trust Capital Strength® Hedged Equity at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Option contracts	Equity Risk	Options contracts purchased, at value	$ 2,982	Options contracts written, at value	$ 1,612,601
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2025, on derivative instruments held by First Trust Capital Strength® Hedged Equity, as well as the primary underlying risk exposure associated with each instrument.
Statements of Operations Location	First Trust Capital Strength® Hedged Equity
Equity Risk Exposure
Net realized gain (loss) on purchased options contracts	$513,960
Net realized gain (loss) on written options contracts	224,043
Net change in unrealized appreciation (depreciation) on purchased options contracts	(259,100)
Net change in unrealized appreciation (depreciation) on written options contracts	(1,190,645)
During the six months ended June 30, 2025, for First Trust Capital Strength® Hedged Equity, the premiums for purchased options contracts opened were $483,897, and the premiums for purchased options closed, exercised and expired were $236,167. The premiums for written options contracts opened were $641,414, and the premiums for written options closed, exercised and expired were $224,918.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
First Trust Capital Strength® Hedged Equity does not have the right to offset financial assets and liabilities related to options contracts on the Statements of Assets and Liabilities.
7. 12b-1 Service Plan
The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.
First Trust Portfolios L.P. (“FTP”), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to contract owners. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund’s Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund’s Class I shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.
During the six months ended June 30, 2025, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust’s Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.
8. Borrowings
The Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. For any day before February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. These fees are reflected in the Statements of Operations in the “Commitment and administrative agency fees” line item. To the extent that either Fund accesses the credit line, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the credit line during the six months ended June 30, 2025.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective July 1, 2025, the flat annual fee for fund reporting services that First Trust provides to the Funds increased to $10,000 from $9,250.

Other Information
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Funds during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Variable Insurance Trust (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Capital Strength Hedged Equity Portfolio
First Trust Capital Strength Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
The Board, including the Independent Trustees, also unanimously approved the continuation of the Investment Sub-Advisory Agreement (the “Stonebridge Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Stonebridge Advisors LLC (“Stonebridge”); the Investment Sub-Advisory Agreement (the “Energy Income Partners Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Energy Income Partners, LLC (“Energy Income Partners”); and the Investment Sub-Advisory Agreement (the “Vest Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Capital Strength Hedged Equity Portfolio, the Advisor and Vest Financial LLC (“Vest”).  The Stonebridge Sub-Advisory Agreement, the Energy Income Partners Sub-Advisory Agreement and the Vest Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements.”  Stonebridge, Energy Income Partners and Vest are individually referred to as a “Sub-Advisor” and are collectively referred to as the “Sub-Advisors.”  The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the “Agreements.”  The Board approved the continuation of the Agreements for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025.  The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund and the continuation of each applicable Sub-Advisory Agreement is in the best interests of First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and each of the Sub-Advisors responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Funds, by Stonebridge and Energy Income Partners to First Trust Multi Income Allocation Portfolio and by Vest to First Trust Capital Strength Hedged Equity Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund and the sub-advisory fee rates for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor and the Sub-Advisors; the expense ratio of each Fund as compared to expense ratios of the funds in each Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Funds and the potential for the Advisor and each Sub-Advisor to realize

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
economies of scale, if any; profitability and other financial data for the Advisor; financial data for each Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisors; and information on the Advisor’s and each Sub-Advisor’s compliance programs.  The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and each of the Sub-Advisors.  Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor continue to be reasonable business arrangements from the Funds’ perspective.  Similarly, the Board applied its business judgment to determine whether the arrangements among the Trust, the Advisor and each applicable Sub-Advisor continue to be reasonable business arrangements from the perspective of First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio.  The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements.  The Board considered that shareholders chose to invest or remain invested in the Funds knowing that the Advisor manages the Funds, knowing that Stonebridge and Energy Income Partners serve as sub-advisors for First Trust Multi Income Allocation Portfolio, knowing that Vest serves as sub-advisor for First Trust Capital Strength Hedged Equity Portfolio and knowing each Fund’s advisory fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Funds and reviewed all of the services provided by the Advisor to the Funds, including the oversight of each applicable Sub-Advisor for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, as well as the background and experience of the persons responsible for such services.  The Board  noted that the Advisor oversees each applicable Sub-Advisor’s management of First Trust Multi Income Allocation Portfolio’s or First Trust Capital Strength Hedged Equity Portfolio’s investment portfolio, or a portion thereof, including risk monitoring and performance review.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisors’ and the Funds’ compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective or objectives, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex.  With respect to the Sub-Advisory Agreements for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, the Board reviewed the materials provided by each Sub-Advisor and considered the services that each Sub-Advisor provides to the applicable Fund, noting that Energy Income Partners is responsible for the day-to-day management of a portion of First Trust Multi Income Allocation Portfolio’s investments, that Stonebridge serves in a non-discretionary capacity for a portion of First Trust Multi Income Allocation Portfolio’s investments and that Vest is responsible for the day-to-day management of First Trust Capital Strength Hedged Equity Portfolio’s investments.  In considering each applicable Sub-Advisor’s services to First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, the Board noted the background and experience of each Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of each portfolio management team.  The Board also received a presentation from representatives of Vest at the June 8–9, 2025 meeting.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Advisor and to First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio by each applicable Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor and, for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, each applicable Sub-Advisor, have managed the Funds consistent with each Fund’s respective investment objective or objectives, policies and restrictions.
The Board considered the advisory fee rate payable by each Fund under the Advisory Agreement and, for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, considered the sub-advisory fee rates payable under the applicable Sub-Advisory Agreements for the services provided, noting that the sub-advisory fees are paid by the Advisor from its advisory fee.  The Board considered that the Advisor agreed to extend the current expense cap for Class I shares of each Fund at least until May 1, 2027.  For each Fund, the Board noted that expenses borne by the Advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses and acquired fund fees and expenses for First Trust Multi Income Allocation Portfolio and First Trust/Dow Jones Dividend & Income Allocation Portfolio) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
expenses were reimbursed, or (iii) the current expense limitation.  The Board also noted that the Advisor had extended through May 1, 2026 its agreement to reduce the advisory fee payable by First Trust Multi Income Allocation Portfolio in the amount of 0.37% of the Fund’s average daily net assets, which is intended to offset the acquired fund fees and expenses associated with the Fund’s investments in underlying ETFs, including ETFs in the First Trust Fund Complex.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund and non-fund clients, as applicable.  With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating relevant peer groups for the Funds.  The Board also noted that not all peer funds in First Trust Multi Income Allocation Portfolio’s and First Trust Capital Strength Hedged Equity Portfolio’s Expense Groups employ an advisor/sub-advisor management structure.  The Board took these limitations into account in considering the peer data.  The Board noted that because First Trust Dorsey Wright Tactical Core Portfolio invests in underlying ETFs, including ETFs in the First Trust Fund Complex, such Fund will incur acquired fund fees and expenses, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs.  Based on the information provided, the Board noted that the contractual advisory fee rate payable by each of First Trust Capital Strength Hedged Equity Portfolio and First Trust/Dow Jones Dividend & Income Allocation Portfolio was above the median contractual advisory fee of the peer funds in the Fund’s respective Expense Group and that the contractual advisory fee rate payable by each of the other Funds was below the median contractual advisory fee of the peer funds in the Fund’s respective Expense Group.  The Board also noted that with respect to the total (net) expense ratio of each Fund’s Class I shares, the net expense ratio (excluding acquired fund fees and expenses) of each of First Trust Dorsey Wright Tactical Core Portfolio and First Trust Multi Income Allocation Portfolio was below the median net expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Fund’s respective Expense Group and that the net expense ratio (excluding acquired fund fees and expenses) of each of the other Funds was above the median net expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Fund’s respective Expense Group.  With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability.  In considering the advisory fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Funds.  The Board noted the process it has established for monitoring the Funds’ performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds and each applicable Sub-Advisor for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio.  The Board determined that this process continues to be effective for reviewing the Funds’ performance.  The Board received and reviewed information comparing each Fund’s performance for one or more periods ended December 31, 2024 to the performance of the funds in the Fund’s respective Performance Universe and to that of a benchmark index or blended benchmark index, as applicable.  Based on the information provided, the Board noted that First Trust Capital Strength Hedged Equity Portfolio (Class I shares) underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024.  The Board noted that First Trust Capital Strength Portfolio (Class I shares) underperformed its Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2024.  The Board noted the Advisor’s discussion of First Trust Capital Strength Portfolio’s performance at the April 22, 2025 meeting.  The Board noted that First Trust Dorsey Wright Tactical Core Portfolio (Class I shares) outperformed its Performance Universe median and underperformed its blended benchmark index for the one- and five-year periods ended December 31, 2024 and underperformed its Performance Universe median and blended benchmark index for the three-year period ended December 31, 2024.  The Board noted that First Trust Growth Strength Portfolio (Class I shares) underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024.  The Board noted that First Trust International Developed Capital Strength Portfolio (Class I shares) underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024 and outperformed its Performance Universe median and underperformed its benchmark index for the three-year period ended December 31, 2024.  The Board noted that First Trust Multi Income Allocation Portfolio (Class I shares) underperformed its Performance Universe median and outperformed its blended benchmark index for the one-year period ended December 31, 2024, outperformed its Performance Universe median and blended benchmark index for the three-year period ended December 31, 2024 and underperformed its Performance Universe median and blended benchmark index for the five- and ten-year periods ended December 31, 2024.  The Board noted that First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I shares) underperformed its Performance Universe median and blended benchmark index for the one-, three- and five-year periods ended December 31, 2024 and outperformed its Performance Universe median and underperformed its blended benchmark index for the ten-year period ended December 31, 2024.  The Board noted the Advisor’s discussion of First Trust/Dow Jones Dividend & Income Allocation Portfolio’s performance at the April 22, 2025 meeting.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund and the sub-advisory fees for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement and provided by each

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
applicable Sub-Advisor to First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio under the respective Sub-Advisory Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale.  The Board noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff.  The Board concluded that the advisory fee rate for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP.  The Board considered the ownership interests of FTCP in Stonebridge, Energy Income Partners and Vest’s parent company and potential indirect benefits to the Advisor from such ownership interests.  The Board noted that FTP is compensated for services provided to the Funds through Rule 12b-1 distribution and service fees payable by Class I shares, and that the Advisor receives compensation from each Fund for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement.  The Board also noted that the Advisor does not utilize soft dollars in connection with the Funds for which it executes portfolio trades.  In addition, the Board considered that the Advisor, as the investment advisor to certain underlying ETFs in which First Trust Dorsey Wright Tactical Core Portfolio and First Trust Multi Income Allocation Portfolio invest, will recognize additional revenue from the underlying ETFs if investment by such Funds causes the assets of the underlying ETFs to grow.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
With respect to the Stonebridge Sub-Advisory Agreement, the Board considered Stonebridge’s statements that Stonebridge bears a combination of fixed and variable costs related to managing First Trust Multi Income Allocation Portfolio and that Stonebridge would add resources as needed if it experiences significant asset growth in the future.  The Board noted that the Advisor pays Stonebridge from its advisory fee and its understanding that First Trust Multi Income Allocation Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of Stonebridge with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by Stonebridge from its relationship with First Trust Multi Income Allocation Portfolio, including potential indirect benefits to Stonebridge from the ownership interest of FTCP in Stonebridge.  The Board noted Stonebridge’s statement that its relationship with the Advisor has helped it build relationships with Wall Street firms that have preferred and hybrid securities trading desks, which has led to access to each of those firms’ research reports, various analysts and investment bankers on new issues.  The Board noted that Stonebridge acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to First Trust Multi Income Allocation Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Stonebridge were not unreasonable.
With respect to the Energy Income Partners Sub-Advisory Agreement, the Board considered that Energy Income Partners anticipates that its expenses will continue to rise due to additions to personnel and system upgrades.  The Board noted that the Advisor pays Energy Income Partners from its advisory fee and its understanding that First Trust Multi Income Allocation Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of Energy Income Partners with respect to First Trust Multi Asset Income Allocation Portfolio.  The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by Energy Income Partners from its relationship with First Trust Multi Income Allocation Portfolio, including the potential indirect benefits to Energy Income Partners from the ownership interest of FTCP in Energy Income Partners.  The Board noted that Energy Income Partners does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Energy Income Partners were not unreasonable.
With respect to the Vest Sub-Advisory Agreement, the Board considered Vest’s statement that it believes that the sub-advisory fee for First Trust Capital Strength Hedged Equity Portfolio is appropriate.  The Board noted Vest’s statements that it continues to invest infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to First Trust Capital Strength Hedged Equity Portfolio will remain approximately the same for the next twelve months.  The Board noted that the Advisor pays Vest from its advisory fee and its understanding that First Trust Capital Strength Hedged Equity Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation. The Board did not review the profitability of Vest with respect to First Trust Capital Strength Hedged Equity Portfolio.  The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
considered indirect benefits that may be realized by Vest from its relationship with First Trust Capital Strength Hedged Equity Portfolio, including potential indirect benefits to Vest from the ownership interest of FTCP in Vest’s parent company.  The Board noted Vest’s statements that it is Vest’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with First Trust Capital Strength Hedged Equity Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Vest were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the applicable Funds.  No single factor was determinative in the Board’s analysis.
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2025 (Unaudited)
PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Variable Insurance Trust
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 8, 2025

* Print the name and title of each signing officer under his or her signature.